UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811- 04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 14, 2024

PGIM Global Total Return Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	7.14	-0.70	-2.22	0.08	—

Class C	6.76	0.89	-2.32	-0.34	—

Class Z	7.25	2.71	-1.37	0.65	—

Class R2	6.97	2.45	-1.81	N/A	-1.11 (12/27/2017)

Class R4	7.10	2.51	-1.56	N/A	-0.87 (12/27/2017)

Class R6	7.48	3.02	-1.24	0.71	—

Bloomberg Global Aggregate Index

	4.43	-2.48	-1.61	-0.44	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

Class R2, Class R4 (12/27/2017)

Bloomberg Global Aggregate Index	-1.17

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.25%	None	None

Shareholder service fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg Global Aggregate Index—The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Global Total Return Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	15.3

AA	9.0

A	16.5

BBB	35.9

BB	12.9

B	3.3

CCC	1.2

CC	0.1

Not Rated	3.0

Cash/Cash Equivalents	2.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Years ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.09	5.12	5.04

Class C	0.07	4.54	4.42

Class Z	0.10	5.56	5.53

Class R2	0.09	5.10	4.83

Class R4	0.09	5.36	5.34

Class R6	0.10	5.65	5.65

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Total Return Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,071.40	0.88%	$4.53

	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

Class C	Actual	$1,000.00	$1,067.60	1.63%	$8.38

	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17

Class Z	Actual	$1,000.00	$1,072.50	0.63%	$3.25

	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Class R2	Actual	$1,000.00	$1,069.70	1.08%	$5.56

	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42

Class R4	Actual	$1,000.00	$1,071.00	0.83%	$4.27

	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

Class R6	Actual	$1,000.00	$1,074.80	0.54%	$2.79

	Hypothetical	$1,000.00	$1,022.18	0.54%	$2.72

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.8%

ASSET-BACKED SECURITIES 12.1%

Canada 0.1%

Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	905	$643,714
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	281,974
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	355,385

					1,281,073

Cayman Islands 3.1%
Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.659(c)	07/18/30		3,669	3,668,834
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/30/31		11,919	11,979,191
Elevation CLO Ltd.,
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.870(c)	07/15/29		20	20,281
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.231(c)	02/20/31		2,000	1,999,410
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	07/20/31		1,298	1,293,783
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.370(c)	07/15/31		5,750	5,753,561
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.840(c)	10/15/34		15,000	14,987,104
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.329(c)	04/17/31		2,000	2,003,000
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.636(c)	04/20/31		3,261	3,266,134
Race Point CLO Ltd.,
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.621(c)	02/20/30		5,547	5,547,590
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.678(c)	05/07/31		4,391	4,390,396
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.278(c)	05/07/31		6,500	6,496,374

See Notes to Financial Statements.

PGIM Global Total Return Fund 9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Shackleton CLO Ltd., (cont’d.)
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.136%(c)	04/20/29		10,000	$10,012,280
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.555(c)	04/25/31		2,891	2,895,035
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.780(c)	07/15/31		8,500	8,506,847
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.880(c)	04/15/30		240	239,892

					83,059,712

Ireland 7.3%
Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.752(c)	04/25/34	EUR	4,000	4,228,965
Ares European CLO DAC,
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.156(c)	04/15/30	EUR	8,000	8,433,165
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,176	1,227,368
BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.506(c)	04/15/31	EUR	9,996	10,563,596
Bosphorus CLO DAC,
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.795(c)	05/25/34	EUR	20,000	21,110,309
Capital Four CLO DAC,
Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.956(c)	01/15/34	EUR	23,000	24,532,061
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.201(c)	08/15/30	EUR	9,500	10,048,676
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.690(c)	03/15/32	EUR	19,810	20,989,990
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.956(c)	01/15/34	EUR	15,000	15,949,406
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	11,145,816

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)
Hayfin Emerald CLO DAC,
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.015%(c)	11/17/32	EUR	18,495		$19,718,400
Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.782(c)	04/25/34	EUR	5,000		5,289,306
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000		30,450,190
OAK Hill European Credit Partners DAC,
Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	1,315		1,360,748
Providus CLO DAC,
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.556(c)	07/15/31	EUR	7,500		7,942,587
Rathlin Residential DAC,
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.862(c)	09/27/75	EUR	737		772,384

						193,762,967

Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.945(c)	11/25/60	EUR	374		378,762
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.109(c)	03/15/26	EUR	2,700		2,448,812

						2,827,575

United Kingdom 0.1%
NewDay Funding,
Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	6.862(c)	03/15/32	GBP	2,600		3,253,138

United States 1.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.731(c)	08/25/32		124		121,790
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.281(c)	08/25/32		87		84,072

See Notes to Financial Statements.

PGIM Global Total Return Fund 11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class D, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	7.380%(c)	12/26/31	966	$970,031
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	1,691	1,703,163
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	6.031(c)	05/25/33	349	339,888
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,613	1,380,804
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	5.911(c)	01/25/34	378	358,555
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,218,299
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	722	744,292
Series 2020-02, Class R, 144A	31.355	02/25/28	513	550,219
Series 2021-01, Class E, 144A	2.365	09/25/28	28	27,936
Series 2021-01, Class F, 144A	4.280	09/25/28	600	594,113
Series 2021-01, Class R, 144A	28.348	09/25/28	1,839	2,131,774
Series 2021-02, Class F, 144A	4.393	12/26/28	600	590,388
Series 2021-03, Class F, 144A	3.694	02/26/29	600	579,741
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	627,266
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	632	577,134
Series 2019-A, Class R, 144A	0.000	10/25/48	1,612	363,196
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,019,508
Long Beach Mortgage Loan Trust,
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.286(c)	07/25/34	95	92,283
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	580	572,925
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.331(c)	04/25/34	741	701,689
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.631(c)	08/25/35	13	12,790

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481%(c)	09/25/33	57	$55,845
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	6.411(c)	02/25/33	68	66,768
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,256,155
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	1,300	1,299,352
Series 2023-02A, Class D, 144A	7.520	09/15/36	3,700	3,732,708
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,854	1,828,673
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	657	659,108
Series 2023-B, Class F, 144A	12.240	12/15/33	800	818,493
Santander Bank, NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,285,665
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	801,813
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	281,583
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31	500	506,458
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.681(c)	11/29/24	2,088	2,088,440
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.231(c)	06/25/24	4,730	4,708,571
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	771	763,474
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	586	587,937
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/17/31	1,383	1,384,221

				37,487,120

TOTAL ASSET-BACKED SECURITIES (cost $352,375,926)				321,671,585

See Notes to Financial Statements.

PGIM Global Total Return Fund 13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.1%

Canada 0.0%
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	1,584	$1,076,194

United Kingdom 0.5%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.825(c)	05/17/31	GBP	546	672,427
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.975(c)	08/17/31	GBP	5,126	6,341,492
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.325(c)	08/17/31	GBP	4,636	5,723,485

					12,737,404

United States 4.6%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $909,111; purchased 05/09/18)(f)	3.203(cc)	05/15/35		1,000	738,978
Series 2018-20TS, Class H, 144A (original cost $885,052; purchased 05/09/18)(f)	3.203(cc)	05/15/35		1,000	718,978
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		2,870	2,852,580
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,007,148
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3	2.647	11/15/52		13,845	13,563,053
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25		9,225	8,838,643
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.528(cc)	05/10/47		27,500	259
Series 2016-GC37, Class XB, IO	0.843(cc)	04/10/49		33,868	363,529
Series 2016-P04, Class XB, IO	1.468(cc)	07/10/49		9,100	222,855
Series 2017-P08, Class A2	3.109	09/15/50		1,767	1,685,664
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.199(c)	11/15/37		4,399	4,389,260
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.292(cc)	08/10/47		50,000	280
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51		40	38,230
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35		500	420,246

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	8.102%(c)	11/15/38	13,584	$13,380,426
FHLMC Multifamily Structured Pass-Through Certificates,
Series K043, Class X1, IO	0.626(cc)	12/25/24	11,155	24,253
Series K049, Class X1, IO	0.669(cc)	07/25/25	36,353	184,308
Series K052, Class X1, IO	0.758(cc)	11/25/25	11,170	85,480
Series K053, Class X1, IO	1.005(cc)	12/25/25	42,967	480,198
Series K054, Class X1, IO	1.283(cc)	01/25/26	28,748	442,009
Series K058, Class X1, IO	1.033(cc)	08/25/26	38,462	644,680
Series K090, Class X1, IO	0.855(cc)	02/25/29	22,744	663,693
Series K111, Class X1, IO	1.679(cc)	05/25/30	29,184	2,152,560
Series K113, Class X1, IO	1.482(cc)	06/25/30	118,281	7,711,253
Series K114, Class X1, IO	1.209(cc)	06/25/30	75,057	4,061,423
Series K116, Class X1, IO	1.526(cc)	07/25/30	48,792	3,261,978
Series K121, Class X1, IO	1.117(cc)	10/25/30	125,751	6,264,848
Series KG03, Class X1, IO	1.477(cc)	06/25/30	100,745	6,437,817
Series Q001, Class XA, IO	2.103(cc)	02/25/32	5,400	374,176
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)(original cost $17,250,000; purchased 07/30/21)(f)	7.661(c)	08/01/24	17,250	17,146,698
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.576(cc)	04/10/47	8,726	99
Series 2014-GC22, Class XB, IO	0.441(cc)	06/10/47	35,000	11,834
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	3,114
Series 2014-GC26, Class XB, IO	0.444(cc)	11/10/47	56,483	53,297
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,137,560
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53	5,000	3,913,660
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	5,564	2,534,400
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	1,700	1,491,686
Series 2020-HR08, Class XB, IO	1.001(cc)	07/15/53	54,413	2,539,417
ONE Mortgage Trust,
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.535(c)	03/15/36	1,500	1,414,687

See Notes to Financial Statements.

PGIM Global Total Return Fund 15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.085%(cc)	07/15/48		24,000	$412,294
Series 2016-LC24, Class XB, IO	1.122(cc)	10/15/49		20,910	413,242
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.285(c)	05/15/31		1,800	1,749,945
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.835(c)	05/15/31		1,700	1,636,781
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.935(c)	05/15/31		2,200	2,071,001

					122,538,520

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $149,083,455)					136,352,118

CORPORATE BONDS 47.9%

Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,284	10,803,613
Gtd. Notes	6.625	01/16/34	GBP	7,100	8,482,111
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,000	2,488,479
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	197,662

					21,971,865

Bulgaria 0.5%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	13,000	12,369,181

Canada 0.8%
Barrick North America Finance LLC,
Gtd. Notes	5.700	05/30/41		45	44,020
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	49,282
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26		3,026	3,049,663
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		275	281,188
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,824	1,810,338
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,007,357

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, (cont’d.)
Gtd. Notes, 144A	6.250%	09/15/27		2,175	$2,088,000
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,474,000
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,080,578
Sr. Unsec’d. Notes	3.750	02/15/52		955	663,139
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		198	199,485
Methanex Corp.,
Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,474,687
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,400,675
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	467,961
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,250,876
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	3,955,712

					21,296,961

China 0.6%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	7,991,859
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		916	890,485
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,819,361
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,282,973
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	537,412
Gtd. Notes	3.400	05/01/30		725	644,830

					16,166,920

Denmark 0.2%
Danske Bank A/S,
Sr. Non-Preferred Notes, 144A	1.621(ff)	09/11/26		4,645	4,375,280
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25		1,095	1,073,002

					5,448,282

See Notes to Financial Statements.

PGIM Global Total Return Fund 17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France 2.1%
Banque Federative du Credit Mutuel SA,
Sr. Preferred Notes, Series 19	0.999%	10/15/25	JPY	200,000	$1,272,467
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		23,127	19,837,862
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		5,220	4,304,563
Sr. Non-Preferred Notes, 144A	5.497(ff)	05/20/30		470	461,605
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30		805	790,248
Sr. Preferred Notes, 144A	5.335(ff)	06/12/29		1,175	1,162,021
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	228,433
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,855,424
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,112,202
Credit Agricole SA,
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	230,109
Eutelsat SA,
Sr. Unsec’d. Notes, 144A(a)	9.750	04/13/29	EUR	4,175	4,522,505
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	6,850	7,323,113
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,623,862
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,355,446
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,011,952
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	819,900
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,718,476
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	136,721

					56,766,909

Germany 0.9%
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	526,338
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,537,434
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,243,998
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	12,022,881

					23,330,651

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Hong Kong 0.4%
HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650%	04/10/27	EUR	9,300	$8,909,339
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	545,382
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	412,780

					9,867,501

Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,556,908
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	700	649,225

					4,206,133

Iceland 0.2%
Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.981(c)	07/24/26	EUR	5,100	5,330,641

India 0.6%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	11,245	11,450,313
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	5,700	5,382,274

					16,832,587

Indonesia 0.5%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,788,413
Sr. Unsec’d. Notes, EMTN(a)	5.315	04/14/32		600	567,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,636	2,751,250
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	6,035,917
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	939,349

					12,082,679

See Notes to Financial Statements.

PGIM Global Total Return Fund 19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Israel 0.6%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750%	02/22/32		600	$486,375
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,010,254
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,384,032
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	8,993,297

					16,873,958

Italy 0.5%
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.875	04/30/29		4,200	4,193,671
Ferrovie dello Stato Italiane SpA,
Sr. Unsec’d. Notes, EMTN	3.750	04/14/27	EUR	300	319,549
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54		1,140	1,164,446
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,168,789
UniCredit SpA,
Sr. Preferred Notes, 144A	1.982(ff)	06/03/27		8,485	7,812,109

					14,658,564

Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $37,849; purchased 11/14/23)(f)^	0.000	12/31/30		34	39,995
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $40; purchased 11/14/23)(f)^	0.000	12/31/30		400	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,780; purchased 11/14/23)(f)^	0.000	12/31/30		2	941
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)(f)^	0.000	12/31/30		237	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $7,546,942; purchased 01/29/24 - 01/30/24)(f)	10.500	05/25/27		8,173	7,960,544
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500% (original cost $817,111; purchased 01/30/24)(f)	10.500	11/25/28		1,266	1,003,283

					9,004,763

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Japan 0.3%

Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608%	07/14/31		2,070	$1,676,145
Sr. Unsec’d. Notes	2.999	01/22/32		7,475	6,155,718

Nomura International Funding Pte Ltd.,
Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,375,064

					9,206,927

Luxembourg 0.5%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	1,700	1,662,588
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	9,123,716
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,134,615

					12,920,919

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,145,097

Mexico 1.6%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		10,590	9,182,907
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	362,135
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,569,399
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		50	43,621
Gtd. Notes	5.950	01/28/31		1,000	791,670
Gtd. Notes	6.500	03/13/27		178	167,322
Gtd. Notes	6.700	02/16/32		85	69,520
Gtd. Notes	6.840	01/23/30		4,147	3,620,870
Gtd. Notes	9.500	09/15/27		2,000	1,942,160
Gtd. Notes	10.000	02/07/33		1,000	972,740
Gtd. Notes, EMTN	2.750	04/21/27	EUR	4,500	4,149,574
Gtd. Notes, EMTN	4.875	02/21/28	EUR	21,000	19,903,947

					43,775,865

Netherlands 0.5%

ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,834,881
Sub. Notes, 144A, MTN	4.750	07/28/25		500	491,943

See Notes to Financial Statements.

PGIM Global Total Return Fund 21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands (cont’d.)

Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	9.298%(s)	03/11/39	MXN	22,000	$247,801
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,778,565
OCI NV,
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	2,925	3,074,268
TMNL Holding BV,
Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,293,160

					13,720,618

Norway 0.1%

Equinor ASA,
Gtd. Notes	6.800	01/15/28		2,140	2,230,517

Peru 0.0%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		86	82,829
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	3.002(s)	06/02/25		487	460,988

					543,817

Philippines 0.2%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A(a)	8.600	06/15/27		3,560	3,842,166
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	9.625	05/15/28		2,365	2,697,566

					6,539,732

Poland 0.3%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	586,693
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		600	581,625
Gov’t. Gtd. Notes, EMTN	0.500	07/08/31	EUR	500	418,542
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,800,314
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	300	307,954

					6,695,128

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Qatar 0.0%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150%	02/04/26	CNH	1,000	$136,682
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,017,333
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	157,668

					1,311,683

Russia 0.4%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,427,880
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	2,988,160
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	930,600
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,014,142

					10,360,782

Slovenia 0.5%

United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	5,275	5,179,685
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	203,323
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	101,768
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	6,589,960

					12,074,736

South Africa 0.5%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,275,750
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,340,000

					12,615,750

South Korea 0.8%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,432,895
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	819,599
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	683,980
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	910,766

See Notes to Financial Statements.

PGIM Global Total Return Fund 23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Korea (cont’d.)

Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310%	04/28/32	SEK	80,000	$6,608,620
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	4,861,841

					20,317,701

Spain 0.5%

Banco Santander SA,
Sr. Preferred Notes(a)	3.306	06/27/29		1,600	1,433,784
Sub. Notes	2.749	12/03/30		600	488,094
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	10,675,101
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $1,288,015; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	1,126	416,304
Sr. Sec’d. Notes, 144A (original cost $198,523; purchased 09/20/23)(f)	13.000	09/30/24	EUR	185	195,601
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $400,554; purchased 10/31/19 - 10/31/22)(f)	13.625	11/30/27(d)		453	4,529

					13,213,413

Supranational Bank 0.6%

African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,674,021
African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798	05/17/31		300	251,906
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	1,888,922
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	826,914
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	608,733
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	34,212
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	67,078
Sr. Unsec’d. Notes	2.330(ff)	05/31/26		4	3,725
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	3,835,110
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,676,527

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

International Bank for Reconstruction & Development, (cont’d.)
Sr. Unsec’d. Notes, MTN	2.700%	12/28/37		300	$224,910
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,328,583
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,302,380

					14,723,021

Switzerland 0.9%

Credit Suisse AG,
Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	10,000	1,287,288
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,940,900
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,869,896
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,369,150
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	838,125
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	1,964,523

					23,269,882

United Arab Emirates 0.4%

ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160	04/29/29	IDR	3,000,000	183,656
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,423,009
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	900	920,860
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	3,600	4,155,379
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,122,448
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,168	1,351,123
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	299,095

					10,455,570

United Kingdom 2.4%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,428,388
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,131,879
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	629,986
Sub. Notes	7.119(ff)	06/27/34		3,780	3,905,600
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	14,700	18,060,623

See Notes to Financial Statements.

PGIM Global Total Return Fund 25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	6,700	$7,755,053
Constellation Automotive Financing PLC,
Sr. Sec’d. Notes	4.875	07/15/27	GBP	5,000	5,109,386
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,067,591
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,699,754
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,198,509
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	1,754,340
Lloyds Banking Group PLC,
Sub. Notes	4.582	12/10/25		2,250	2,195,613
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,428,870
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	7,225,119

					64,590,711

United States 28.1%

Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	606,740
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	563,289
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	506,175
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	3,738,029
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		2,310	2,036,065
Alcoa Nederland Holding BV,
Gtd. Notes, 144A	7.125	03/15/31		215	217,150
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	2,838,036
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	1,342	1,348,257
American Medical Systems Europe BV,
Gtd. Notes	3.375	03/08/29	EUR	5,400	5,695,465
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.625	10/01/27		1,425	1,338,966
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		3,550	3,615,086

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000%	11/01/26		575	$575,495
Gtd. Notes, 144A	9.000	11/01/27		579	725,239
Sr. Unsec’d. Notes, 144A(a)	8.250	12/31/28		1,825	1,860,486
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		1,600	1,329,181
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,566,256
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	74,892
Sr. Unsec’d. Notes	3.500	09/15/53		656	431,955
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,013,427
Sr. Unsec’d. Notes	5.400	02/15/34		1,120	1,095,497
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,146,713
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	94,625
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	2,977,455
Ball Corp.,
Gtd. Notes	6.000	06/15/29		900	895,302
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	5,730,273
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		19,350	16,832,841
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	673,294
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		400	260,906
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,186,593
Gtd. Notes, 144A	5.000	02/15/29		175	75,688
Gtd. Notes, 144A	5.250	01/30/30		5,500	2,337,500
Gtd. Notes, 144A	5.250	02/15/31		2,000	847,343
Gtd. Notes, 144A	6.250	02/15/29		400	173,500
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,334,091
Gtd. Notes(a)	7.250	10/15/29		1,600	1,581,688
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	9,906,606
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	566,485
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,591,104
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/35		480	362,319
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,330,410

See Notes to Financial Statements.

PGIM Global Total Return Fund 27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125%	10/02/25		4,800	$4,808,183
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		3,000	2,918,489
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes(a)	2.500	08/16/31		1,880	1,504,224
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,648,755
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,797,005
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,593,723
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,681,813
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		525	468,088
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		10,099	8,164,289
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,544,491
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,980,974
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,738,631
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28		2,475	2,683,174
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.375	05/29/25	EUR	3,900	4,175,541
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,308,930
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	7,457,350
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33		2,675	2,011,838
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		7,675	7,109,803
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		675	585,153
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,052,500
Gtd. Notes	5.375	03/15/44		3,560	3,191,140
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		1,600	1,637,506
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.800	04/01/31		3,625	2,882,472
Sr. Sec’d. Notes	3.900	06/01/52		695	418,732
Sr. Sec’d. Notes	6.384	10/23/35		17	16,051

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500%	02/01/26		650	$643,249
Gtd. Notes, 144A	5.875	02/01/29		600	588,432
CitiFinancial Credit Co.,
Sr. Unsec’d. Notes	7.875	02/01/25		662	670,665
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	729,669
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		19,245	18,057,438
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,330,018
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,379,372
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,083
Sub. Notes	5.827(ff)	02/13/35		385	371,259
Sub. Notes(a)	6.174(ff)	05/25/34		880	874,378
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		1,755	1,698,918
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,046,983
Comerica, Inc.,
Sr. Unsec’d. Notes(a)	5.982(ff)	01/30/30		2,792	2,712,947
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28		4,000	3,980,755
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.500	02/15/32		3,200	2,711,351
Sr. Unsec’d. Notes(a)	5.375	11/15/27		2,625	2,538,066
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	926,399
Gtd. Notes, 144A	4.625	06/01/30		1,125	986,626
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		3,740	95,285
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49		2,480	1,947,364
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		575	231,590
Gtd. Notes	7.375	07/01/28		475	211,995
Gtd. Notes	7.750	07/01/26		4,950	3,112,921
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,300	1,311,096
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		188	188,305

See Notes to Financial Statements.

PGIM Global Total Return Fund 29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400%	05/15/39		88	$114,168
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,478,229
Jr. Sub. Notes, Series H(a)	6.500(ff)	11/15/26(oo)		5,045	4,897,415
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,928,485
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,228,605
Sr. Unsec’d. Notes	6.050	12/01/26		6,665	6,741,161
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,575,966
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		7,415	5,848,983
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	195,115
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	318,839
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,460,412
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	6,050	6,429,597
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,074,704
General Mills, Inc.,
Sr. Unsec’d. Notes	3.650	10/23/30	EUR	8,200	8,719,739
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43		1,920	1,869,437
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28		2,900	2,720,616
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,350	2,256,047
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	10,310,430
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,934,346
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,415,066
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	7,913,418
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	129,236
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	634,068
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,192,670
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	62,602
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.979(c)	06/30/25	EUR	2,227	2,314,267
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.888(c)	08/12/25	EUR	3,216	3,394,877

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, EUAMDB20 + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220%(c)	08/24/30	EUR	5,000	$5,578,788
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap N/A, Floor 0.000%)	5.605(c)	11/30/24		40	39,800
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $19,100,000; purchased 05/18/21)(f)^	7.701(c)	05/31/25		19,100	16,426,000
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		700	697,328
Gtd. Notes	7.500	11/06/33		2,000	2,175,980
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,234,076
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	1,073,098
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,575,487
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,247,964
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.714(c)	09/15/30		700	699,230
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,155,669
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		1,505	1,511,288
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.000	06/15/31		1,600	1,386,895
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,000	3,836,480
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,796,098
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	5.125	02/01/28		1,373	1,333,172
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,209,939
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	23,210,390
Sr. Unsec’d. Notes	5.012(ff)	01/23/30		8,300	8,106,557
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	3,912,882
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.500	07/27/28	CNH	3,000	419,773

See Notes to Financial Statements.

PGIM Global Total Return Fund 31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
KB Home,
Gtd. Notes	6.875%	06/15/27		1,650	$1,688,868
Kimco Realty OP LLC,
Gtd. Notes	2.250	12/01/31		4,160	3,252,350
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	12,873
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	66,842
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,429,441
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	70,324
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		425	246,114
Sec’d. Notes, 144A	4.875	06/15/29		200	126,554
Sr. Sec’d. Notes, 144A	10.500	04/15/29		4,042	4,049,933
Sr. Sec’d. Notes, 144A	10.500	05/15/30		900	899,220
Sr. Sec’d. Notes, 144A	11.000	11/15/29		5,077	5,176,738
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50		90	63,998
LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	5.375	01/15/29		3,000	2,398,423
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,644,763
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,775	5,170,068
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		225	209,512
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	394,917
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,502,886
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,686,891
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,122,140
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,800,524
Sr. Unsec’d. Notes	3.790(ff)	03/21/30	EUR	4,400	4,670,726
Sr. Unsec’d. Notes	3.955(ff)	03/21/35	EUR	5,600	5,926,452
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		5,575	5,468,867
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	101,899
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,117,826
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,422,628
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	10,722,750

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.926%(s)	04/05/32	MXN	71,000	$1,718,102
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	06/26/43	MXN	16,700	139,658
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	09/25/43	MXN	33,900	258,721
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,785,447
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,032,920
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	279,515
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	488,238
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	201,990
Gtd. Notes, 144A	5.500	08/15/28		2,265	2,130,303
Gtd. Notes, 144A	6.000	01/15/27		735	720,538
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	699,496
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,577,203
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30		680	674,969
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	36,035
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		1,500	1,262,712
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	6,410,910
Gtd. Notes	5.550	11/01/26		2,080	2,078,442
Gtd. Notes	5.650	11/01/28		1,510	1,515,417
Gtd. Notes(a)	6.050	09/01/33		5,600	5,666,642
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	728,875
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		1,725	1,491,977
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	668,369
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27		1,942	1,804,463
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,825	1,875,513
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		4,550	4,027,120

See Notes to Financial Statements.

PGIM Global Total Return Fund 33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250%	02/15/32		400	$395,095
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		2,325	2,047,835
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%	5.291(c)	12/15/54		587	581,770
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,053,012
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,332,770
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	8,803,054
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,115,868
PVH Corp.,
Sr. Unsec’d. Notes	4.125	07/16/29	EUR	8,400	8,895,231
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	421,198
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	4,874,626
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		685	661,705
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		10	8,811
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		2,000	1,918,644
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		1,985	2,343,809
Sprint LLC,
Gtd. Notes	7.625	02/15/25		300	302,605
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	4,031,515
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,492,546
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,599,610
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,651,933
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	162,953
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		1,825	1,671,219
Sr. Sec’d. Notes	4.375	01/15/30		675	613,467
Sr. Sec’d. Notes	4.625	06/15/28		275	258,903
Sr. Sec’d. Notes	5.125	11/01/27		455	440,304
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,375	2,224,704

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942%(c)	09/30/24		10,924	$10,880,054
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	440,755
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes(a)	8.375	07/15/33		2,065	2,234,045
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		85	72,233
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30		3,280	3,211,250
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		780	765,531
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		2,345	2,454,626
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	15,581,837
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	8,225	7,921,647
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,608,965
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	876,071
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	213,574
Gtd. Notes	3.875	02/15/31		391	342,906
Gtd. Notes(a)	4.875	01/15/28		3,115	2,985,464
Gtd. Notes(a)	5.250	01/15/30		2,340	2,245,352
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,220,731
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,319,432
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		7,995	6,416,654
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,471,710
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	867,404
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	537,067
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,845,059
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,114,710
Gtd. Notes	4.000	06/22/50		3,240	2,117,865
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	4.250	12/01/26		4,000	3,821,405

See Notes to Financial Statements.

PGIM Global Total Return Fund 35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		2,650	$2,600,808
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,748,586
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,349,932
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	14,219,352
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		4,355	3,491,404
Gtd. Notes	5.141	03/15/52		2,610	1,998,045
Gtd. Notes	5.391	03/15/62		154	117,888
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,607,287
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	910,845
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,675,885
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		6,615	6,482,206
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		3,100	2,648,729
Gtd. Notes	2.800	06/01/31		10,300	8,610,647
Gtd. Notes	3.100	01/15/30		5,600	4,921,496
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	8,683,393
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31		820	832,046
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32		735	739,520

					749,424,538

TOTAL CORPORATE BONDS (cost $1,456,254,337)					1,277,344,002

FLOATING RATE AND OTHER LOANS 1.0%

Jamaica 0.0%
Digicel International Finance, Ltd., Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		442	418,505

United Kingdom 0.9%
CD&R Dock Bidco Ltd.,
Term Loan	— (p)	04/30/31		375	467,996
CD&R Firefly Bidco Ltd.,
Term Loan	— (p)	03/30/29		2,200	2,744,427

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

United Kingdom (cont’d.)
Constellation Automotive Group Ltd.,
Facility B-2 (First Lien), SONIA + 4.750%	9.974%(c)	07/28/28	GBP	3,850	$4,365,771
EG Finco Ltd.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.902(c)	04/30/27	EUR	16,813	16,342,925

					23,921,119

United States 0.1%
Diamond Sports Group LLC,
Dip Term Loan	10.000	11/30/24		640	1,014,941
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429(c)	05/25/26		110	103,777
Second Lien Term Loan	8.175	08/24/26		7,155	166,346
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.875(c)	04/15/29		194	190,766
Term B-2, 1 Month SOFR + 6.560%	11.875(c)	04/15/30		196	191,309
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29		63	44,756
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/30		64	44,382
Term Loan	— (p)	06/01/28		110	93,017

					1,849,294

TOTAL FLOATING RATE AND OTHER LOANS (cost $32,654,860)					26,188,918

MUNICIPAL BONDS 0.4%

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation	0.000(cc)	11/01/51		6,176	2,933,643
General Obligation	0.000(cc)	11/01/51		1,692	1,023,733
General Obligation, Sub-Series C	0.000(cc)	11/01/43		9,898	5,888,076

TOTAL MUNICIPAL BONDS (COST $9,716,179)					9,845,452

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.4%

United States
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average
SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.322(c)	07/01/26		2,255	2,256,475

See Notes to Financial Statements.

PGIM Global Total Return Fund 37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.730%(c)	09/25/31	1,200	$1,202,512
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.430(c)	10/25/41	1,000	1,026,444
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.880(c)	10/25/41	239	239,022
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.480(c)	12/25/41	340	350,393
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.230(c)	12/25/41	100	100,976
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.430(c)	03/25/42	1,200	1,249,312
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.030(c)	07/25/43	270	279,460
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	10/25/43	680	698,080
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	3.415(cc)	03/25/59	1,836	1,815,826
Eagle Re Ltd., Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	10/25/33	1,552	1,555,146
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.780(c)	04/25/34	3,500	3,576,525
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.330(c)	09/26/33	700	702,815
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.630(c)	11/25/41	260	267,688

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Fannie Mae Connecticut Avenue Securities, (cont’d.) Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.330%(c)	11/25/41	1,440	$1,445,400
Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27	953	24,574
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	12/25/50	400	430,700
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.695(c)	09/25/50	1,087	1,207,522
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.330(c)	11/25/50	595	671,012
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.980(c)	01/25/51	2,995	3,176,997
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.130(c)	01/25/51	7,819	7,899,824
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	08/25/33	1,700	1,866,277
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	10/25/33	600	664,878
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	10/25/33	250	255,392
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.380(c)	01/25/34	2,430	2,568,972
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.980(c)	01/25/34	989	994,286
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	10/25/41	320	330,148

See Notes to Financial Statements.

PGIM Global Total Return Fund 39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.) Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.830%(c)	10/25/41	100	$100,281
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.130(c)	11/25/41	830	835,835
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	08/25/33	13,800	14,865,222
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.580(c)	08/25/33	15,160	15,532,039
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.480(c)	12/25/33	2,000	2,176,880
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.680(c)	09/25/41	150	154,407
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	09/25/41	3,350	3,356,298
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.680(c)	12/25/41	2,350	2,368,136
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.180(c)	01/25/42	300	302,452
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	01/25/42	100	101,609
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.730(c)	02/25/42	700	715,301
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.680(c)	05/25/42	300	314,138
Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	4,011	653,348
GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	9,937	9,547,693

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.095%(c)	05/25/29	378	$378,012
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.130(c)	01/25/34	4,790	4,839,557
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	6.882(cc)	10/25/59	4,314	4,313,105
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	01/25/48	434	421,183
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.380(c)	10/25/33	630	631,241
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.930(c)	04/25/34	983	982,964
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.230(c)	04/25/34	700	711,414
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.183(c)	05/30/25	1,493	1,493,990
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	05/25/33	5,902	5,925,633
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.678(c)	03/29/27	5,442	5,445,362
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.030(c)	11/25/31	5,100	5,222,904

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $115,037,897)				118,245,660

See Notes to Financial Statements.

PGIM Global Total Return Fund 41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 25.4%

Andorra 0.0%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250%	02/23/27	EUR	700	$692,172
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	357,811

					1,049,983

Argentina 0.1%

Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	518,507
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,206,403
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	70,829	52,207
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	1,812	1,336
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	64,884	64,796

					1,843,249

Austria 0.1%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,661,893

Brazil 0.6%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		16,729	16,478,262
Brazilian Government International Bond,
Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	557,023

					17,035,285

Bulgaria 0.3%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,032,613

Canada 0.0%

Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	486,021
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	559,556

					1,045,577

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Chile 0.1%

Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000%	03/01/35	CLP	505,000	$481,322
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,818,341

					2,299,663

China 2.0%

China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	559,251
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	284,269
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,706,865
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,432,899
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	48,000	7,486,695
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,801,146
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,535,608
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,371,263
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,205,157
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,842,376
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	573,412

					53,798,941

Colombia 2.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,624,800
Sr. Unsec’d. Notes	8.375	02/15/27		3,168	3,360,646
Sr. Unsec’d. Notes	9.850	06/28/27	COP	17,662,000	4,368,857
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,150,330
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	47,879	50,344,329

					60,848,962

Cyprus 0.9%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,618,397
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,570,876
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,694	4,837,363
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,257,241
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,655,044

					24,938,921

See Notes to Financial Statements.

PGIM Global Total Return Fund 43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Denmark 0.1%
Denmark Government Bond,
Bonds	0.250%	11/15/52	DKK	5,000	$371,588
Bonds	0.500	11/15/27	DKK	12,110	1,606,273
Bonds	0.500	11/15/29	DKK	4,300	550,317
Bonds	1.750	11/15/25	DKK	3,520	493,638
Bonds	4.500	11/15/39	DKK	1,800	313,409

					3,335,225

Egypt 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	687,968
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	4,006,402

					4,694,370

Finland 0.0%
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,135,240

France 0.8%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	20,862,944
French Republic Government Bond OAT,
Bonds, Series 51Y, 144A(k)	0.500	05/25/72	EUR	100	39,390

					20,902,334

Germany 0.0%
State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	26,307

Greece 3.0%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	29	29,338
Bonds	4.300	02/24/26	EUR	52	53,450
Bonds	4.300	02/24/27	EUR	99	102,939
Bonds	4.300	02/24/28	EUR	64	66,612
Bonds	4.300	02/24/29	EUR	194	199,558
Bonds	4.300	02/24/30	EUR	201	206,084
Bonds	4.300	02/24/31	EUR	109	111,190
Bonds	4.300	02/24/32	EUR	158	160,443
Bonds	4.300	02/24/33	EUR	46	45,727

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)

Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/34	EUR	95	$99,920
Bonds	4.300	02/24/35	EUR	199	205,466
Bonds	4.300	02/24/36	EUR	131	125,841
Bonds	4.300	02/24/37	EUR	107	110,328
Bonds	4.300	02/24/38	EUR	128	130,385
Bonds	4.300	02/24/39	EUR	319	331,495
Bonds	4.300	02/24/40	EUR	296	306,434
Bonds	4.300	02/24/41	EUR	247	257,373
Bonds	4.300	02/24/42	EUR	653	695,601
Sr. Unsec’d. Notes, 144A(a)	1.875	02/04/35	EUR	60,000	53,485,046
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,333,721
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	11,790,198
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,310,469

					80,157,618

Hong Kong 0.1%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	10,000	1,400,292

Hungary 0.2%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,602,738
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,059,575

					4,662,313

Indonesia 1.7%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,116,222
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,835,249
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,554,102
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,710,208
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	14,858,817

					44,074,598

Israel 0.2%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,559,308

See Notes to Financial Statements.

PGIM Global Total Return Fund 45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy 2.2%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160%	06/17/26	EUR	783	$808,486
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	150	164,606
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,131	5,837,376
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	4.074(c)	03/26/31	EUR	763	802,725
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	4,555,276
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,847,085
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	4	4,168
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,422,343
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,503,594
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	19,915,588
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,392,342
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		9,903	9,400,414
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.988(c)	05/11/26	EUR	3,000	3,151,983

					59,805,986

Japan 0.1%
Japan Government Twenty Year Bond,
Bonds, Series 159 (k)	0.600	12/20/36	JPY	350,000	2,083,748

Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN (a)	1.500	09/30/34	EUR	9,400	8,191,494

Malta 0.0%
Malta Government Bond,
Bonds	1.200	05/13/37	EUR	1,000	734,731

Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes(a)	1.125	01/17/30	EUR	10,100	9,165,280

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.450%	10/25/33	EUR	4,825	$3,964,915
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	4,187,093
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	770,518
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	323,321
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,572,901
Sr. Unsec’d. Notes, Series A, MTN(a)	7.500	04/08/33		875	961,572

					20,945,600

Montenegro 0.0%
Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	790,895

Panama 0.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	283,312
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	15,029,655

					15,312,967

Peru 0.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	996,098
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	7,718	8,043,603
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	9,842,551

					18,882,252

Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	4,959,739
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,147,173
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	818,861
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	3,901,950
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	4,994,833
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,234,600

					26,057,156

Poland 0.0%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	713,426

See Notes to Financial Statements.

PGIM Global Total Return Fund 47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500%	02/08/30	EUR	4,150	$3,869,734
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,719,526
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,013,306
Sr. Unsec’d. Notes, EMTN(a)	3.375	02/08/38	EUR	2,138	1,747,619
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	889,404
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	897,702
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,619,298
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	698,931
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,095,147
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,098,320

					17,648,987

Saudi Arabia 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes (a)	2.000	07/09/39	EUR	14,656	11,794,008

Serbia 1.1%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	5,354,676
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	15,920,678
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		9,015	7,014,797

					28,290,151

Slovakia 0.1%
Slovakia Government Bond,
Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,634,792

Slovenia 0.1%
Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	86,835
Slovenia Government International Bond,
Bonds, 144A	5.000	09/19/33		3,200	3,132,608

					3,219,443

South Africa 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	2,200	2,274,470

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700%	12/02/24	IDR	40,000	$2,448
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	418,246
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	613,991
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,205,533

					2,240,218

Spain 2.2%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	657,703
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,148,513
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,752,730
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,675,427
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,074,147
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	1,849,289
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	7,225	6,589,538
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,026,110
Spain Government Bond Coupon Strips,
Bonds	0.449(s)	07/30/29	EUR	438	397,373
Bonds	0.320(s)	01/31/33	EUR	2,100	1,689,167
Bonds	0.958(s)	01/31/35	EUR	168	122,937
Bonds	1.027(s)	01/31/36	EUR	168	117,498
Bonds	1.078(s)	01/31/37	EUR	168	113,073
Bonds	1.296(s)	07/30/41	EUR	436	241,688
Bonds, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,255,734
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	596,039
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	570,874
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	548,646
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	156,436
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	149,458
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	147,065
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	142,071
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	137,019
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	132,526
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	127,989
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	122,962
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	116,406
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	111,368
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	106,262

See Notes to Financial Statements.

PGIM Global Total Return Fund 49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.663%(s)	07/30/53	EUR	300	$98,879
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	91,812
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	87,439
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	79,846
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	76,631
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	77,065
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	71,083
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	73,020
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	68,632
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	63,608
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	60,733
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	57,059
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	56,672
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	56,455
Spain Government Bond Principal Strips,
Bonds	0.794(s)	07/30/41	EUR	1,700	937,537
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	20,248,282

					58,080,801

Sweden 0.0%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	55,131
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	52,382
Sweden Government Bond,
Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,007,129

					1,114,642

Tunisia 0.0%
Tunisian Republic,
Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	386,774

United Kingdom 2.2%
HM Treasury UK Sovereign Sukuk PLC,
Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	568,132
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	806,771
United Kingdom Gilt,
Bonds(k)	0.875	01/31/46	GBP	100	59,707

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	1.125%	01/31/39	GBP	100	$78,592
Bonds(k)	1.250	10/22/41	GBP	100	74,135
Bonds(k)	1.250	07/31/51	GBP	100	58,510
Bonds(k)	1.500	07/22/47	GBP	100	67,922
Bonds(k)	1.625	10/22/71	GBP	100	54,965
Bonds(k)	1.750	01/22/49	GBP	100	70,571
Bonds(k)	1.750	07/22/57	GBP	100	63,627
Bonds(k)	2.500	07/22/65	GBP	100	76,230
Bonds(k)	3.250	01/22/44	GBP	100	100,981
Bonds	3.500	07/22/68	GBP	100	98,683
Bonds(k)	3.750	07/22/52	GBP	100	105,102
Bonds	4.000	01/22/60	GBP	100	109,602
Bonds(k)	4.250	03/07/36	GBP	300	367,690
Bonds(k)	4.250	09/07/39	GBP	180	215,410
Bonds(k)	4.250	12/07/40	GBP	100	118,857
Bonds(k)	4.250	12/07/46	GBP	4,475	5,179,793
Bonds(k)	4.250	12/07/49	GBP	100	115,010
Bonds	4.250	12/07/55	GBP	100	114,321
Bonds(k)	4.500	06/07/28	GBP	40,700	51,087,574
Bonds(k)	4.500	12/07/42	GBP	100	121,503
Bonds(k)	4.750	12/07/38	GBP	100	126,946

					59,840,634

Uruguay 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	549,964

TOTAL SOVEREIGN BONDS
(cost $841,449,839)					678,095,831

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.7%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	15,000	19,111,649
Sri Lanka Government AID Bond U.S. Gov’t. Gtd. Notes, Series 1, 3 Month LIBOR + 0.300%^	5.861(c)	11/01/24	USD	500	496,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $25,164,144)					19,607,649

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	93,225

See Notes to Financial Statements.

PGIM Global Total Return Fund 51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds(h)(k)	2.250%	05/15/41	545	$379,712
U.S. Treasury Bonds(h)	4.750	11/15/53	2,260	2,247,994
U.S. Treasury Notes(k)	1.500	11/30/28	55	47,717
U.S. Treasury Notes(h)	1.750	03/15/25	325	315,326
U.S. Treasury Notes(h)(k)	1.875	02/15/32	1,615	1,320,010
U.S. Treasury Notes(h)(k)	2.875	05/15/32	2,035	1,787,938
U.S. Treasury Notes(k)	3.875	12/31/27	1,025	992,729
U.S. Treasury Notes(h)	4.000	02/15/34	2,400	2,272,875
U.S. Treasury Notes(h)(k)	4.375	10/31/24	3,400	3,383,266
U.S. Treasury Notes(h)	4.500	11/15/33	3,535	3,483,632
U.S. Treasury Strips Coupon(h)	1.888(s)	08/15/29	345	268,534
U.S. Treasury Strips Coupon(h)	1.872(s)	05/15/31	85	60,941
U.S. Treasury Strips Coupon(h)	2.089(s)	11/15/35	800	460,281
U.S. Treasury Strips Coupon(h)	2.251(s)	08/15/40	800	352,406

TOTAL U.S. TREASURY OBLIGATIONS
(cost $19,018,625)				17,466,586

			Shares

COMMON STOCKS 0.1%

Jamaica 0.0%
Digicel International Finance Ltd. (original Cost $71,768; purchased 01/29/24 - 01/30/24)*^(f)			59,495	127,914

United States 0.1%
Chesapeake Energy Corp.(a)			36,731	3,301,383
Ferrellgas Partners LP (Class B Stock) (original cost $749,975; purchased 10/20/14)(f)			2,731	454,729

				3,756,112

TOTAL COMMON STOCKS
(cost $480,233)				3,884,026

PREFERRED STOCKS 0.0%

Jamaica 0.0%
Digicel International Finance Ltd. (original cost $83,450; purchased 01/26/24 - 01/29/24)*^(f) (cost $83,450)			10,847	111,741

See Notes to Financial Statements.

52

Description	Shares	Value

PREFERRED STOCKS (Continued)

United States 0.0%
Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%
(cost $100,000)	4,000	$116,000

TOTAL PREFERRED STOCKS
(cost $183,450)		227,741

TOTAL LONG-TERM INVESTMENTS
(cost $3,001,418,945)		2,608,929,568

SHORT-TERM INVESTMENTS 6.0%

AFFILIATED MUTUAL FUNDS 6.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	18,368,154	18,368,154
PGIM Institutional Money Market Fund (7-day effective yield 5.644%)
(cost $141,564,926; includes $140,926,521 of cash collateral for securities on loan)(b)(wb)	141,643,199	141,572,378

TOTAL SHORT-TERM INVESTMENTS
(cost $159,933,080)		159,940,532

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.8%
(cost $3,161,352,025)		2,768,870,100

OPTION WRITTEN*~ (0.0)%
(premiums received $0)		(16)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 103.8%
(cost $3,161,352,025)		2,768,870,084
Liabilities in excess of other assets(z) (3.8)%		(100,563,489)

NET ASSETS 100.0%		$2,668,306,595

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

CNY—China Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

See Notes to Financial Statements.

PGIM Global Total Return Fund 53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AID—Agency for International Development

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HICP—Harmonised Index of Consumer Prices

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

See Notes to Financial Statements.

54

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

TELBOR—Tel Aviv Interbank Offered Rate

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,796,894 and 1.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,538,728; cash collateral of $140,926,521 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.

See Notes to Financial Statements.

PGIM Global Total Return Fund 55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $52,794,319. The aggregate value of $45,441,520 is 1.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Written:

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
GS_21-PJA†† ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	69,580	$(16)

(premiums received $0)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at April 30, 2024:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)
Long Positions:
25	1 Day Interbank Deposit	Dec. 2028	$55,473	$(5,478)
460	3 Month CME SOFR	Jun. 2024	108,853,250	(326,114)
562	3 Month CME SOFR	Sep. 2024	133,039,450	(812,130)
562	3 Month CME SOFR	Dec. 2024	133,186,975	(1,182,032)
1,405	2 Year U.S. Treasury Notes	Jun. 2024	284,732,031	(2,746,024)
481	5 Year U.S. Treasury Notes	Jun. 2024	50,380,993	(949,931)
400	10 Year U.S. Ultra Treasury Notes	Jun. 2024	44,087,500	(1,179,817)
73	20 Year U.S. Treasury Bonds	Jun. 2024	8,308,313	(117,356)
9	30 Year Euro Buxl	Jun. 2024	1,238,251	(25,556)

See Notes to Financial Statements.

56

Futures contracts outstanding at April 30, 2024 (continued):
				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)
Long Positions (cont’d):
663	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	$79,269,938	$(4,715,022)
1,881	Japanese Yen Currency	Jun. 2024	150,209,606	(9,090,725)

				(21,150,185)

Short Positions:
164	3 Month CME SOFR	Mar. 2025	38,925,400	495,181
228	3 Month CME SOFR	Jun. 2025	54,212,700	761,529
432	3 Month CME SOFR	Sep. 2025	102,902,400	1,191,564
432	3 Month CME SOFR	Dec. 2025	103,080,600	1,143,914
102	3 Month CME SOFR	Mar. 2026	24,370,350	59,738
102	3 Month CME SOFR	Jun. 2026	24,394,575	55,987
453	5 Year Euro-Bobl	Jun. 2024	56,287,105	523,687
743	10 Year Euro-Bund	Jun. 2024	103,144,282	1,474,760
513	10 Year U.S. Treasury Notes	Jun. 2024	55,115,438	1,199,824
1,470	British Pound Currency	Jun. 2024	114,908,063	1,537,933
479	Euro Currency	Jun. 2024	64,057,269	1,417,229
748	Euro Schatz Index	Jun. 2024	83,905,697	414,491

				10,275,837

				$(10,874,348)

Forward foreign currency exchange contracts outstanding at April 30, 2024:

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/24	JPM	AUD	43,739	$29,045,054	$28,399,851	$—	$(645,203)
Brazilian Real,
Expiring 05/03/24	DB	BRL	3,529	686,972	679,367	—	(7,605)
British Pound,
Expiring 07/19/24	HSBC	GBP	1,209	1,518,999	1,511,502	—	(7,497)
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	48,074	35,463,291	34,968,169	—	(495,122)
Expiring 07/19/24	SCB	CAD	1,883	1,379,813	1,369,815	—	(9,998)
Chilean Peso,
Expiring 06/21/24	BARC	CLP	1,149,859	1,211,194	1,197,129	—	(14,065)
China Yuan,
Expiring 06/20/24	CITI	CNY	353,761	49,659,053	49,715,814	56,761	—
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	778,402	107,557,209	107,582,480	25,271	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/24	CITI	CZK	116,874	$5,005,965	$4,961,626	$—	$(44,339)
Danish Krone,
Expiring 07/19/24	HSBC	DKK	15,166	2,222,021	2,179,352	—	(42,669)
Euro,
Expiring 07/19/24	CITI	EUR	2,924	3,144,228	3,131,312	—	(12,916)
Hungarian Forint,
Expiring 07/19/24	BNP	HUF	1,007,470	2,798,748	2,736,389	—	(62,359)
Indonesian Rupiah,
Expiring 06/20/24	MSI	IDR	145,033,000	9,339,374	8,906,145	—	(433,229)
Israeli Shekel,
Expiring 06/20/24	BNP	ILS	17,431	4,784,795	4,669,332	—	(115,463)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	9,905,393	66,247,503	63,570,715	—	(2,676,788)
Malaysian Ringgit,
Expiring 06/20/24	BARC	MYR	52,331	11,227,462	10,950,241	—	(277,221)
New Zealand Dollar,
Expiring 07/19/24	CITI	NZD	13,564	8,210,413	7,992,416	—	(217,997)
Expiring 07/19/24	DB	NZD	1,824	1,089,858	1,074,630	—	(15,228)
Norwegian Krone,
Expiring 07/19/24	CITI	NOK	87,186	8,206,601	7,864,546	—	(342,055)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	22,032	5,539,821	5,426,319	—	(113,502)
Romanian Leu,
Expiring 07/19/24	MSI	RON	11,188	2,444,760	2,396,391	—	(48,369)
Singapore Dollar,
Expiring 06/20/24	BARC	SGD	7,299	5,480,042	5,359,857	—	(120,185)
South Korean Won,
Expiring 06/20/24	CITI	KRW	49,183,698	37,527,047	35,575,397	—	(1,951,650)
Swiss Franc,
Expiring 07/19/24	JPM	CHF	8,899	9,977,505	9,770,821	—	(206,684)
Thai Baht,
Expiring 06/20/24	HSBC	THB	293,289	8,266,323	7,945,882	—	(320,441)

				$418,034,051	$409,935,498	82,032	(8,180,585)

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	TD	BRL	3,529	$705,682	$679,367	$26,315	$—

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/04/24	DB	BRL	3,529	$685,125	$677,524	$7,601	$—
British Pound,
Expiring 07/19/24	HSBC	GBP	2,270	2,827,447	2,837,285	—	(9,838)
Expiring 07/19/24	SCB	GBP	12,382	15,738,400	15,478,258	260,142	—
Chinese Renminbi,
Expiring 06/20/24	BARC	CNH	5,277	728,761	729,321	—	(560)
Expiring 06/20/24	HSBC	CNH	22,998	3,177,145	3,178,519	—	(1,374)
Euro,
Expiring 07/19/24	BARC	EUR	6,897	7,429,538	7,386,135	43,403	—
Expiring 07/19/24	BARC	EUR	1,487	1,586,291	1,592,061	—	(5,770)
Expiring 07/19/24	BNP	EUR	63,777	68,146,235	68,302,022	—	(155,787)
Expiring 07/19/24	BOA	EUR	59,459	64,210,412	63,676,928	533,484	—
Expiring 07/19/24	HSBC	EUR	7,886	8,432,909	8,445,827	—	(12,918)
Expiring 07/19/24	HSBC	EUR	7,670	8,182,560	8,213,727	—	(31,167)
Expiring 07/19/24	HSBC	EUR	5,418	5,811,948	5,802,076	9,872	—
Expiring 07/19/24	HSBC	EUR	490	525,245	525,105	140	—
Expiring 07/19/24	SCB	EUR	28	29,888	29,952	—	(64)
Expiring 07/19/24	SSB	EUR	53,871	58,751,280	57,692,592	1,058,688	—
Mexican Peso,
Expiring 06/20/24	DB	MXN	66,400	3,923,994	3,844,704	79,290	—
Expiring 06/20/24	SSB	MXN	45,448	2,731,917	2,631,573	100,344	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	4,333	1,144,803	1,150,253	—	(5,450)
Expiring 06/20/24	CITI	PEN	20,932	5,685,917	5,556,760	129,157	—
South Korean Won,
Expiring 06/20/24	BARC	KRW	2,320,345	1,676,429	1,678,345	—	(1,916)
Swedish Krona,
Expiring 07/19/24	MSI	SEK	38,328	3,655,291	3,491,112	164,179	—

				$265,787,217	$263,599,446	2,412,615	(224,844)

						$2,494,647	$(8,405,429)

See Notes to Financial Statements.

PGIM Global Total Return Fund 59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	05/14/24	0.500%(M)	35,962	*	$22,942	$(232)	$23,174	GSI

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$1,098,220	$1,088,041	$10,179	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(86,713)	(70,386)	(16,327)	JPM
Gazprom PAO	06/20/24	1.000%(Q)		723	19,191	19,838	(647)	HSBC
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	367,777	6,435	361,342	BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	382,559	440,029	(57,470)	GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	926,772	1,316,624	(389,852)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	2,191,642	3,080,638	(888,996)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	253,369	248,656	4,713	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	152,022	247,868	(95,846)	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	861,945	1,174,794	(312,849)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(80,909)	(61,326)	(19,583)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(61,809)	84,284	(146,093)	BNP
Petroleos Mexicanos	06/20/24	1.000%(Q)		3,000	(2,865)	1,453	(4,318)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	158,888	174,198	(15,310)	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	715,455	839,101	(123,646)	BARC
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	208,522	240,554	(32,032)	BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(131,236)	(77,896)	(53,340)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(170,360)	(135,442)	(34,918)	BARC
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(35,151)	15,429	(50,580)	BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	1,504	16,973	(15,469)	GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(35,640)	—	(35,640)	BARC

					$6,733,183	$8,649,865	$(1,916,682)

See Notes to Financial Statements.

60

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/24	1.000%(Q)	2,500	1.488%	$1,213	$(1,724)	$2,937	MSI
Australian Government Bond	12/20/27	1.000%(Q)	5,000	0.112%	154,948	123,096	31,852	DB
Comision Federal de Electricidad	06/20/29	1.000%(Q)	4,540	2.149%	(221,705)	(252,771)	31,066	CITI
DP World PLC	12/20/24	1.000%(Q)	2,000	0.707%	6,034	1,200	4,834	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	3,480	0.139%	8,246	4,124	4,122	BNP
Emirate of Dubai	12/20/24	1.000%(Q)	1,000	0.210%	6,173	482	5,691	CITI
Gazprom PAO	12/20/26	1.000%(Q)	8,600	13.085%	(2,002,811)	(2,856,202)	853,391	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)	4,900	0.277%	61,720	(15,325)	77,045	DB
Hellenic Republic	06/20/24	1.000%(Q)	1,000	0.098%	2,428	(5,576)	8,004	BARC
Hellenic Republic	12/20/29	1.000%(Q)	EUR 5,000	0.559%	127,734	12,206	115,528	CITI
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)	1,000	0.452%	4,633	1,641	2,992	BARC
Japan Govt.	06/20/28	1.000%(Q)	15,000	0.198%	471,627	433,305	38,322	CITI
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.042%	1,753	(655)	2,408	MSI
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.072%	114,261	(21,751)	136,012	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.072%	86,213	(20,318)	106,531	JPM
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.072%	18,910	4,904	14,006	BARC
People’s Republic of China	06/20/29	1.000%(Q)	13,390	0.683%	207,343	171,077	36,266	JPM
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.263%	5,834	2,700	3,134	CITI
Republic of Colombia	12/20/26	1.000%(Q)	1,000	0.986%	1,523	(30,791)	32,314	CITI
Republic of Cyprus	12/20/28	1.000%(Q)	1,000	0.562%	19,322	18,668	654	BARC

See Notes to Financial Statements.

PGIM Global Total Return Fund 61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/25	1.000%(Q)	EUR 10,000	0.204%	$149,039	$58,978	$90,061	DB
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.347%	54,703	15,745	38,958	JPM
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.136%	7,242	5,297	1,945	BOA
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.117%	46,301	1,721	44,580	GSI
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.131%	74,413	26,731	47,682	MSI
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.078%	14,729	(8,540)	23,269	BOA
Republic of Italy	06/20/24	1.000%(Q)	900	0.038%	2,259	(1,312)	3,571	DB
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.236%	70,216	(70,171)	140,387	BOA
Republic of Italy	06/20/30	1.000%(Q)	1,200	0.794%	14,382	(21,192)	35,574	BARC
Republic of Italy	12/20/33	1.000%(Q)	50,000	1.131%	(430,228)	(1,308,084)	877,856	BARC
Republic of Panama	12/20/26	1.000%(Q)	4,200	1.045%	289	6,381	(6,092)	CITI
Republic of Poland	06/20/24	1.000%(Q)	6,615	0.204%	15,074	705	14,369	BNP
Republic of Serbia	12/20/25	1.000%(Q)	EUR 5,000	0.628%	38,025	(143,209)	181,234	DB
Republic of Serbia	12/20/25	5.000%(Q)	4,500	0.628%	336,635	289,714	46,921	CITI
Republic of Serbia	12/20/25	1.000%(Q)	1,000	0.628%	7,030	(477)	7,507	BNP
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.063%	2,229	(1,798)	4,027	HSBC
Republic of South Africa	06/20/31	1.000%(Q)	3,000	2.961%	(325,351)	(272,197)	(53,154)	MSI
State of Illinois	12/20/24	1.000%(Q)	2,800	0.795%	6,887	(21,484)	28,371	GSI
State of Illinois	06/20/28	1.000%(Q)	1,000	1.728%	(24,549)	(51,435)	26,886	CITI
State of Qatar	12/20/26	1.000%(Q)	4,000	0.264%	77,760	58,289	19,471	CITI
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR 6,790	0.089%	3,748	(1,432)	5,180	BNP
UBS Group AG	12/20/24	1.000%(Q)	EUR 8,600	0.292%	52,166	20,962	31,204	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)	1,000	0.182%	28,602	16,208	12,394	DB

See Notes to Financial Statements.

62

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)	5,000	0.234%	$165,991	$134,726	$31,265	BARC
United Mexican States	12/20/26	1.000%(Q)	4,000	0.510%	53,275	2,495	50,780	GSI

					$(483,734)	$(3,695,089)	$3,211,355

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	$3,671,180	$7,445,507	$(3,774,327)	MSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	1.537%	$(3,671,180)	$(5,314,185)	$1,643,005	MSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of

See Notes to Financial Statements.

PGIM Global Total Return Fund 63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2024:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:
CNH 10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/5.320%	SCB	01/10/27	$(200,366)	$—	$(200,366)
PEN 32,632	3.420%(S)	8,000	6 Month LIBOR(S)/5.737%	MSI	08/12/24	575,060	—	575,060

						$374,694	$—	$374,694

See Notes to Financial Statements.

64

Inflation swap agreement outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	11,120	01/15/29	2.012	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$112,478	$112,478

(1) The Fund pays the fixed rate and receives the floating rate.

(2) The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/4.702%	$(724,907)	$(1,113,472)	$(388,565)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/4.702%	101,959	(841,738)	(943,697)
AUD	24,750	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/4.702%	(2,003,525)	(2,458,082)	(454,557)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/4.702%	—	(1,592,162)	(1,592,162)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/5.278%	30,344	(1,486,735)	(1,517,079)
CAD	4,800	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/5.000%	131,542	(114,172)	(245,714)
CAD	12,150	12/03/48	2.800%(S)	3 Month CDOR(2)(S)/5.278%	(209,554)	(1,964,081)	(1,754,527)
CAD	3,000	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/5.000%	(54,245)	(169,085)	(114,840)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/1.450%	(46,013)	(739,902)	(693,889)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/1.450%	(602)	(76,385)	(75,783)

See Notes to Financial Statements.

PGIM Global Total Return Fund 65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/1.450%	$—	$(362,911)	$(362,911)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/1.450%	(3,434)	(39,472)	(36,038)
CHF	13,060	03/20/34	1.258%(A)	1 Day SARON(2)(A)/1.450%	—	43,643	43,643
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/6.500%	—	(78,284)	(78,284)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/6.500%	—	(157,059)	(157,059)
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(1)	47,652	47,653
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	47,504	47,504
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(26)	117,792	117,818
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	79,376	79,376
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(16)	283,182	283,198
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(5)	7,925	7,930
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	1	14,413	14,412

See Notes to Financial Statements.

66

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$(104)	$(31,712)	$(31,608)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	10	(810)	(820)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(19)	73,032	73,051
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(49)	192,595	192,644
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(19)	57,742	57,761
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(46)	203,693	203,739
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	204	332,362	332,158
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	424,256	424,256
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(193)	319,191	319,384
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(46)	94,534	94,580

See Notes to Financial Statements.

PGIM Global Total Return Fund 67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$—	$122,815	$122,815
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(513)	793,811	794,324
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	10,807	10,807
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	880,269	1,282,308	402,039
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	125,780	125,780
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/3.890%	3	(80,695)	(80,698)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/3.890%	9	(47,699)	(47,708)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/3.890%	5	(11,495)	(11,500)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/3.890%	—	(119,355)	(119,355)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/3.890%	—	(19,869)	(19,869)
EUR	840,030	07/24/24	3.693%(T)	1 Day EuroSTR(1)(T)/3.906%	—	9,297	9,297
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(19,114,105)	(19,114,105)

See Notes to Financial Statements.

68

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/3.906%	$—	$167,225	$167,225
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/3.906%	(9,509)	(5,728,894)	(5,719,385)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/3.795%	127	(837,463)	(837,590)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/3.795%	1,194	(608,133)	(609,327)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/3.795%	(65,898)	(595,283)	(529,385)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/3.795%	(43,269)	(1,172,143)	(1,128,874)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(360,391)	(360,391)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/3.795%	—	185,742	185,742
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/3.795%	(271,182)	(2,377,592)	(2,106,410)
EUR	14,520	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/3.906%	—	224,821	224,821
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/3.795%	—	(177,346)	(177,346)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/3.906%	(2,734)	(90,630)	(87,896)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/3.795%	—	2,070,892	2,070,892
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.825%	—	(2,149,583)	(2,149,583)

See Notes to Financial Statements.

PGIM Global Total Return Fund 69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/3.795%	$—	$4,874,657	$4,874,657
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.825%	—	(5,068,871)	(5,068,871)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(2,926,798)	(2,926,798)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/3.795%	—	1,913,282	1,913,282
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.825%	—	(2,004,933)	(2,004,933)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/3.795%	(113,357)	(342,961)	(229,604)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/3.795%	12,548	(211,482)	(224,030)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.825%	(7,450)	222,549	229,999
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(5,777,714)	(5,777,714)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/3.795%	(102,968)	(706,366)	(603,398)
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/5.200%	430,155	535,090	104,935
GBP	38,240	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/5.200%	2,893,276	6,472,661	3,579,385
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/5.200%	8,130,379	8,007,223	(123,156)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/5.200%	1,090	(582,739)	(583,829)

See Notes to Financial Statements.

70

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/5.200%	$5,919,338	$8,686,767	$2,767,429
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/5.200%	2,099,979	2,062,990	(36,989)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/5.200%	(860,124)	(1,873,972)	(1,013,848)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/5.200%	4,631,444	4,601,906	(29,538)
GBP	7,500	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/5.200%	(2,244,785)	(3,053,177)	(808,392)
GBP	5,150	05/08/38	1.200%(A)	1 Day SONIA(1)(A)/5.200%	2,163,665	2,209,663	45,998
GBP	15,305	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/5.200%	81,202	(7,631,845)	(7,713,047)
GBP	10,915	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/5.200%	5,389,266	5,625,585	236,319
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/5.200%	2,311,386	(7,715,479)	(10,026,865)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/5.200%	646,020	(2,063,423)	(2,709,443)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/5.200%	(32)	(2,794,840)	(2,794,808)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/5.200%	(226,877)	(1,139,759)	(912,882)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/7.280%	—	(339,813)	(339,813)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/4.466%	(327)	(1,339,792)	(1,339,465)

See Notes to Financial Statements.

PGIM Global Total Return Fund 71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/0.077%	$(4,704)	$(13,630)	$(8,926)
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/0.077%	326	(11,544)	(11,870)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/0.077%	11	(403,105)	(403,116)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/0.077%	25	(291,850)	(291,875)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/0.077%	2,578	(188,250)	(190,828)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/0.077%	39	(212,972)	(213,011)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/0.077%	1,970,701	1,155,995	(814,706)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/0.077%	—	(245,320)	(245,320)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/0.077%	55	(328,491)	(328,546)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/0.077%	(3,164)	26,120	29,284
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/0.077%	(1,383)	(463,858)	(462,475)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/0.077%	(732)	9,753	10,485
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/0.077%	(2,068)	13,449	15,517
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/0.077%	(1,779)	12,304	14,083

See Notes to Financial Statements.

72

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/0.077%	$(3,297)	$25,563	$28,860
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/0.077%	(8,439)	81,954	90,393
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/0.077%	(173)	(83,344)	(83,171)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/0.077%	(746)	(43,532)	(42,786)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/0.077%	(418)	(43,602)	(43,184)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/0.077%	(193)	(51,913)	(51,720)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/0.077%	41	(261,428)	(261,469)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/0.077%	(1,116)	(73,019)	(71,903)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/0.077%	(460)	(37,697)	(37,237)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/0.077%	(597)	(29,533)	(28,936)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/0.077%	(847)	(46,358)	(45,511)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/0.077%	(906)	(96,410)	(95,504)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/0.077%	(1,112)	(40,664)	(39,552)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/0.077%	(887)	(31,898)	(31,011)

See Notes to Financial Statements.

PGIM Global Total Return Fund 73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/0.077%	$(22)	$(531,224)	$(531,202)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/0.077%	(2)	(359,159)	(359,157)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/0.077%	—	(31,057)	(31,057)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/0.077%	(469)	(17,163)	(16,694)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/0.077%	—	132,578	132,578
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/0.077%	(254,389)	(244,721)	9,668
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/0.077%	(21,754)	(356,532)	(334,778)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/0.077%	(7,488)	(404,046)	(396,558)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/0.077%	(5,598)	(343,302)	(337,704)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/0.077%	318,796	243,004	(75,792)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/0.077%	(12,042)	(231,586)	(219,544)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/0.077%	(1,206)	(1,447,590)	(1,446,384)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/0.077%	(526)	(612,662)	(612,136)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/0.077%	(817)	(120,876)	(120,059)

See Notes to Financial Statements.

74

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/0.077%	$(6,146)	$(2,998,700)	$(2,992,554)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/0.077%	(4,567)	(1,038,537)	(1,033,970)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/0.077%	(684)	(139,274)	(138,590)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/0.077%	(340)	(22,830)	(22,490)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/0.077%	(1,416)	(524,853)	(523,437)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/0.077%	(155)	(1,034,444)	(1,034,289)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/0.077%	(3,533)	(940,771)	(937,238)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/0.077%	(12,162)	(1,894,186)	(1,882,024)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/0.077%	(14,465)	(2,068,903)	(2,054,438)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/0.077%	(12,501)	(2,738,869)	(2,726,368)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/0.077%	—	552,476	552,476
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/0.077%	1,781,890	1,853,129	71,239
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/3.570%	(6)	(558,349)	(558,343)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	(211,762)	(211,762)

See Notes to Financial Statements.

PGIM Global Total Return Fund 75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.570%	$382,595	$(930,514)	$(1,313,109)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/3.570%	11	(969,708)	(969,719)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	(501,032)	(501,032)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	(370,113)	(370,113)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/3.570%	(15,930)	(23,282)	(7,352)
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	12,832	12,832
KRW	3,742,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/3.570%	(83,274)	(88,881)	(5,607)
MXN	44,820	05/18/27	8.700%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	38,431	97,044	58,613
MXN	4,945	05/15/29	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	5,364	15,367	10,003
MXN	59,410	05/13/31	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	70,168	214,202	144,034
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/4.890%	—	(322,142)	(322,142)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/4.890%	—	(503,357)	(503,357)

See Notes to Financial Statements.

76

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/5.630%	$—	$(262,209)	$(262,209)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/5.870%	—	(509,757)	(509,757)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/3.884%	(346,154)	(232,994)	113,160
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.509%	87,169	(1,776,288)	(1,863,457)
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/2.486%	—	(3,665)	(3,665)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/2.486%	—	(439,376)	(439,376)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/2.486%	(801)	(1,865)	(1,064)
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/2.486%	—	(196,396)	(196,396)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/2.486%	—	(527,744)	(527,744)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/2.486%	—	(312,494)	(312,494)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/2.486%	—	(13,283)	(13,283)
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/2.486%	—	(52,125)	(52,125)
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/2.486%	—	(16,505)	(16,505)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.620%	—	279,912	279,912

See Notes to Financial Statements.

PGIM Global Total Return Fund 77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/1.620%	$—	$365,257	$365,257
	302,280	07/30/24	5.159%(T)	1 Day SOFR(2)(T)/5.320%	—	(305,054)	(305,054)
	301,810	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/5.320%	—	(154,764)	(154,764)
	565,140	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/5.320%	—	(890,645)	(890,645)
	284,850	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/5.320%	—	74,453	74,453
	184,690	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/5.320%	30,190	(151,406)	(181,596)
	139,780	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/5.320%	—	(55,137)	(55,137)
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/5.320%	—	(162,355)	(162,355)
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.320%	—	392,744	392,744
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/5.320%	—	938,366	938,366
	27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/5.320%	—	314,588	314,588
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/5.320%	—	549,326	549,326
	13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/5.320%	—	(493,048)	(493,048)
	38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/5.320%	—	(2,609,614)	(2,609,614)

See Notes to Financial Statements.

78

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/5.320%	$(12,041,005)	$(13,759,855)	$(1,718,850)
7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/5.320%	—	7,770	7,770
27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/5.320%	11,885,095	13,465,179	1,580,084

				$32,556,598	$(65,417,996)	$(97,974,594)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$31,331	$3	$31,328	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.900%	(1,582)	—	(1,582)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	1,742	—	1,742	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.900%	(135,658)	—	(135,658)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	147,468	—	147,468	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	93,256	—	93,256	MSI

See Notes to Financial Statements.

PGIM Global Total Return Fund 79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$43,153	$—	$43,153	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	21,845	—	21,845	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	143,932	—	143,932	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/0.072%	13,406	—	13,406	HSBC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/3.570%	(5,816)	—	(5,816)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/3.570%	(52,366)	(7)	(52,359)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/3.570%	(69,878)	—	(69,878)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/3.570%	(80,700)	—	(80,700)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/3.570%	(37,895)	—	(37,895)	JPM
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/3.590%	1,298	—	1,298	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(101,447)	(183)	(101,264)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(249,208)	(383)	(248,825)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(9,223)	(6)	(9,217)	MSI

See Notes to Financial Statements.

80

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/3.590%	$(75,086)	$17	$(75,103)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(158,721)	9	(158,730)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/6.241%	339,720	—	339,720	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/3.770%	20,078	—	20,078	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/8.350%	(521,848)	—	(521,848)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/8.350%	(1,065,058)	—	(1,065,058)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/8.350%	562,749	—	562,749	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/8.350%	1,129,742	—	1,129,742	CITI

					$(14,766)	$(550)	$(14,216)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return Fund 81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Total return swap agreements outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870% 1 Day USOIS -22bps(T)/	DB	09/21/24	28,000	$236,796	$—	$236,796
U.S. Treasury Bond(T)	5.110%	JPM	06/07/24	77,605	(4,003,156)	—	(4,003,156)

					$(3,766,360)	$—	$(3,766,360)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$17,851,806	$(10,766,490)	$8,674,587	$(12,893,944)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$16,995,104
JPS	622,000	17,764,346

Total	$622,000	$34,759,450

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

82

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$1,281,073	$—
Cayman Islands	—	83,059,712	—
Ireland	—	193,762,967	—
Spain	—	378,762	2,448,813
United Kingdom	—	3,253,138	—
United States	—	37,487,120	—
Commercial Mortgage-Backed Securities
Canada	—	1,076,194	—
United Kingdom	—	12,737,404	—
United States	—	122,538,520	—
Corporate Bonds
Brazil	—	21,971,865	—
Bulgaria	—	12,369,181	—
Canada	—	21,296,961	—
China	—	16,166,920	—
Denmark	—	5,448,282	—
France	—	56,766,909	—
Germany	—	23,330,651	—
Hong Kong	—	9,867,501	—
Hungary	—	4,206,133	—
Iceland	—	5,330,641	—
India	—	16,832,587	—
Indonesia	—	12,082,679	—
Israel	—	16,873,958	—
Italy	—	14,658,564	—
Jamaica	—	8,963,827	40,936
Japan	—	9,206,927	—
Luxembourg	—	12,920,919	—
Malta	—	3,145,097	—
Mexico	—	43,775,865	—
Netherlands	—	13,720,618	—
Norway	—	2,230,517	—
Peru	—	543,817	—
Philippines	—	6,539,732	—
Poland	—	6,695,128	—
Qatar	—	1,311,683	—
Russia	—	10,360,782	—
Slovenia	—	12,074,736	—
South Africa	—	12,615,750	—
South Korea	—	20,317,701	—
Spain	—	13,213,413	—
Supranational Bank	—	12,834,099	1,888,922

See Notes to Financial Statements.

PGIM Global Total Return Fund 83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Switzerland	$—	$23,269,882	$—
United Arab Emirates	—	10,455,570	—
United Kingdom	—	64,590,711	—
United States	—	727,021,371	22,403,167
Floating Rate and Other Loans
Jamaica	—	418,505	—
United Kingdom	—	23,921,119	—
United States	—	1,849,294	—
Municipal Bonds
Puerto Rico	—	9,845,452	—
Residential Mortgage-Backed Securities
United States	—	115,989,185	2,256,475
Sovereign Bonds
Andorra	—	1,049,983	—
Argentina	—	1,843,249	—
Austria	—	1,661,893	—
Brazil	—	17,035,285	—
Bulgaria	—	8,032,613	—
Canada	—	1,045,577	—
Chile	—	2,299,663	—
China	—	53,798,941	—
Colombia	—	60,848,962	—
Cyprus	—	24,938,921	—
Denmark	—	3,335,225	—
Egypt	—	4,694,370	—
Finland	—	1,135,240	—
France	—	20,902,334	—
Germany	—	26,307	—
Greece	—	80,157,618	—
Hong Kong	—	1,400,292	—
Hungary	—	4,662,313	—
Indonesia	—	44,074,598	—
Israel	—	4,559,308	—
Italy	—	59,805,986	—
Japan	—	2,083,748	—
Kazakhstan	—	8,191,494	—
Malta	—	734,731	—
Mexico	—	20,945,600	—
Montenegro	—	790,895	—
Panama	—	15,312,967	—
Peru	—	18,882,252	—
Philippines	—	26,057,156	—
Poland	—	713,426	—
Romania	—	17,648,987	—
Saudi Arabia	—	11,794,008	—

See Notes to Financial Statements.

84

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Serbia	$—	$28,290,151	$—
Slovakia	—	1,634,792	—
Slovenia	—	3,219,443	—
South Africa	—	2,274,470	—
South Korea	—	2,240,218	—
Spain	—	58,080,801	—
Sweden	—	1,114,642	—
Tunisia	—	386,774	—
United Kingdom	—	59,840,634	—
Uruguay	—	549,964	—
U.S. Government Agency Obligations	—	19,111,649	496,000
U.S. Treasury Obligations	—	17,466,586	—
Common Stocks
Jamaica	—	—	127,914
United States	3,301,383	454,729	—
Preferred Stocks
Jamaica	—	—	111,741
United States	116,000	—	—
Short-Term Investments
Affiliated Mutual Funds	159,940,532	—	—

Total	$163,357,915	$2,575,738,217	$29,773,968

Liabilities
Option Written	$—	$—	$(16)

Other Financial Instruments*
Assets
Futures Contracts	$10,275,837	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,494,647	—
OTC Credit Default Swap Agreements	—	13,529,956	22,942
OTC Currency Swap Agreement	—	575,060	—
Centrally Cleared Inflation Swap Agreement	—	112,478	—
Centrally Cleared Interest Rate Swap Agreements	—	26,000,578	—
OTC Interest Rate Swap Agreements	—	2,549,720	—
OTC Total Return Swap Agreement	—	236,796	—

Total	$10,275,837	$45,499,235	$22,942

Liabilities
Futures Contracts	$(21,150,185)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(8,405,429)	—
OTC Credit Default Swap Agreements	—	(7,280,507)	—
OTC Currency Swap Agreement	—	(200,366)	—
Centrally Cleared Interest Rate Swap Agreements	—	(123,975,172)	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Interest Rate Swap Agreements	$—	$(2,564,486)	$—
OTC Total Return Swap Agreement	—	(4,003,156)	—

Total	$(21,150,185)	$(146,429,116)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Spain	Corporate Bonds- Jamaica	Corporate Bonds- Supranational Bank	Corporate Bonds- United States	Residential Mortgage-Backed Securities
Balance as of 10/31/23	$2,667,065	$—	$1,922,030	$23,699,245	$—
Realized gain (loss)	(14,818)	(21,709)	—	—	—
Change in unrealized appreciation (depreciation)	84,779	(1,726)	(37,349)	(1,213,515)	1,353
Purchases/Exchanges/ Issuances	—	211,621	—	—	2,360,000
Sales/Paydowns	(288,213)	(147,127)	—	—	(104,878)
Accrued discount/premium.	—	(123)	4,241	(82,563)	—
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 04/30/24	$2,448,813	$40,936	$1,888,922	$22,403,167	$2,256,475

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$84,779	$(1,726)	$(37,349)	$(1,213,515)	$1,353

See Notes to Financial Statements.

86

	U.S. Government Agency Obligations	Common Stocks	Preferred Stocks	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/23	$734,250	$—	$—	$(254)	$28,151
Realized gain (loss)	7,398	(1)	1,798	—	7,797
Change in unrealized appreciation (depreciation)	(3,285)	56,146	28,291	238	4,111
Purchases/Exchanges/ Issuances	—	71,770	165,830	—	—
Sales/Paydowns	(250,000)	(1)	(84,178)	—	(17,395)
Accrued discount/premium	7,637	—	—	—	278
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 04/30/24	$496,000	$127,914	$111,741	$(16)	$22,942

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(3,285)	$56,146	$28,291	$238	$22,942

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed				Property Price
Securities-Spain	$1	Market	Contingent Value	Appreciation Forecast
Asset-Backed
Securities-Spain	2,448,812	Market	Transaction Based	Unadjusted Trade Price
Corporate
Bonds-Jamaica	40,936	Market	Recovery Value	Recovery Rate
Common Stocks	127,914	Market	Enterprise Value	Implied/Recovery Value
Preferred Stocks	111,741	Market	Enterprise Value	Implied/Recovery Value

	$2,729,404

**	The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or

See Notes to Financial Statements.

PGIM Global Total Return Fund 87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

brokers. As of April 30, 2024, the aggregate value of these securities and/or derivatives was $27,067,490. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Sovereign Bonds	25.4%
Banks	14.5
Collateralized Loan Obligations	10.4
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	6.0
Commercial Mortgage-Backed Securities	5.1
Electric	4.9
Residential Mortgage-Backed Securities	4.5
Oil & Gas	3.1
Telecommunications	2.4
Real Estate Investment Trusts (REITs)	2.4
Diversified Financial Services	1.9
Pipelines	1.8
Foods	1.8
Media	1.5
Retail	1.1
Commercial Services	1.1
Insurance	0.9
Auto Manufacturers	0.9
Real Estate	0.8
U.S. Government Agency Obligations	0.7
Home Builders	0.7
Electronics	0.7
U.S. Treasury Obligations	0.7
Automobiles	0.6
Multi-National	0.6
Healthcare-Services	0.5
Engineering & Construction	0.5
Healthcare-Products	0.5
Semiconductors	0.5
Pharmaceuticals	0.5
Internet	0.5
Building Materials	0.4
Entertainment	0.4
Software	0.4

Chemicals	0.4%
Municipal Bonds	0.4
Apparel	0.3
Aerospace & Defense	0.3
Transportation	0.3
Gas	0.3
Lodging	0.3
Auto Parts & Equipment	0.3
Consumer Loans	0.3
Agriculture	0.3
Office/Business Equipment	0.3
Coal	0.2
Student Loans	0.2
Other	0.2
Home Equity Loans	0.2
Airlines	0.2
Packaging & Containers	0.1
Oil, Gas & Consumable Fuels	0.1
Credit Cards	0.1
Leisure Time	0.1
Mining	0.1
Machinery-Diversified	0.1
Household Products/Wares	0.0	*
Cosmetics/Personal Care	0.0	*
Gas Utilities	0.0	*
Wireless Telecommunication Services	0.0	*
Forest Products & Paper	0.0	*

	103.8
Option Written	(0.0	)*
Liabilities in excess of other assets	(3.8)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

88

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$17,851,777		Premiums received for OTC swap agreements	$10,765,911
Credit contracts	—	—		Options written outstanding, at value	16
Credit contracts	Unrealized appreciation on OTC swap agreements	5,313,014		Unrealized depreciation on OTC swap agreements	6,126,489
Foreign exchange contracts	Due from/to broker-variation margin futures	2,955,162	*	Due from/to broker-variation margin futures	9,090,725	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,494,647		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,405,429
Interest rate contracts	Due from/to broker-variation margin futures	7,320,675	*	Due from/to broker-variation margin futures	12,059,460	*
Interest rate contracts	Due from/to broker-variation margin swaps	26,113,056	*	Due from/to broker-variation margin swaps	123,975,172	*
Interest rate contracts	Premiums paid for OTC swap agreements	29		Premiums received for OTC swap agreements	579
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,361,573		Unrealized depreciation on OTC swap agreements	6,767,455

		$65,409,933			$177,191,236

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Total Return Fund 89

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$1,030,259
Foreign exchange contracts	—	(9,955,750)	(3,594,674)	—
Interest rate contracts	8,781	(3,560,336)	—	3,322,565

Total	$8,781	$(13,516,086)	$(3,594,674)	$4,352,824

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$238	$—	$—	$1,311,841
Foreign exchange contracts	—	—	(5,251,913)	(103,156)	—
Interest rate contracts	(11,125)	347,951	2,763,086	—	14,332,578

Total	$(11,125)	$348,189	$(2,488,827)	$(103,156)	$15,644,419

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 81,950,114

Futures Contracts - Long Positions (1)	869,075,591

Futures Contracts - Short Positions (1)	968,140,757

Forward Foreign Currency Exchange Contracts - Purchased (2)	495,364,253

Forward Foreign Currency Exchange Contracts - Sold (2)	277,573,590

Interest Rate Swap Agreements (1)	5,011,040,075

Credit Default Swap Agreements - Buy Protection (1)	462,006,998

Credit Default Swap Agreements - Sell Protection (1)	682,915,227

Currency Swap Agreements (1)	10,715,376

Total Return Swap Agreements (1)	106,226,667

Inflation Swap Agreements (1)	7,961,549

*
Average	volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar

See Notes to Financial Statements.

90

agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$134,538,728	$(134,538,728)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$2,801,357	$(2,381,745)	$419,612	$(300,685)	$118,927
BNP	135,720	(1,027,313)	(891,593)	870,119	(21,474)
BOA	892,560	(100,462)	792,098	(792,098)	—
CITI	3,033,448	(4,583,468)	(1,550,020)	1,327,399	(222,621)
DB	918,126	(182,679)	735,447	(647,835)	87,612
GSI	1,706,343	(2,771,459)	(1,065,116)	1,065,116	—
HSBC	5,576,576	(4,812,607)	763,969	(490,000)	273,969
JPM	1,811,317	(5,541,939)	(3,730,622)	2,965,345	(765,277)
MSI	10,534,327	(10,453,779)	80,548	—	80,548
SCB	425,919	(210,428)	215,491	(215,491)	—
SSB	1,159,032	—	1,159,032	(956,752)	202,280
TD	26,315	—	26,315	(26,315)	—

	$29,021,040	$(32,065,879)	$(3,044,839)	$2,798,803	$(246,036)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund 91

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value, including securities on loan of $134,538,728:
Unaffiliated investments (cost $3,001,418,945)	$2,608,929,568
Affiliated investments (cost $159,933,080)	159,940,532
Cash	5,736,771
Foreign currency, at value (cost $2,944,267)	2,971,167
Dividends and interest receivable	27,629,443
Premiums paid for OTC swap agreements	17,851,806
Receivable for investments sold	15,374,303
Receivable for Fund shares sold	8,764,379
Unrealized appreciation on OTC swap agreements	8,674,587
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,494,647
Deposit with broker for centrally cleared/exchange-traded derivatives	622,000
Due from broker—variation margin swaps	363,824
Tax reclaim receivable	25,691
Prepaid expenses	9,069

Total Assets	2,859,387,787

Liabilities
Payable to broker for collateral for securities on loan	140,926,521
Unrealized depreciation on OTC swap agreements	12,893,944
Premiums received for OTC swap agreements	10,766,490
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,405,429
Payable for Fund shares purchased	6,767,569
Payable for investments purchased	5,304,050
Payable to custodian	2,166,299
Accrued expenses and other liabilities	1,327,267
Management fee payable	1,059,193
Due to broker—variation margin futures	1,002,430
Dividends payable	392,215
Distribution fee payable	45,999
Affiliated transfer agent fee payable	23,770
Options written outstanding, at value (premiums received $0)	16

Total Liabilities	191,081,192

Net Assets	$2,668,306,595

Net assets were comprised of:
Common stock, at par	$5,269,469
Paid-in capital in excess of par	3,973,940,897
Total distributable earnings (loss)	(1,310,903,771)

Net assets, April 30, 2024	$2,668,306,595

See Notes to Financial Statements.

92

Class A
Net asset value and redemption price per share,
($163,669,002 ÷ 32,604,420 shares of common stock issued and outstanding)	$5.02
Maximum sales charge (3.25% of offering price)	0.17

Maximum offering price to public	$5.19

Class C
Net asset value, offering price and redemption price per share,
($13,601,272 ÷ 2,714,899 shares of common stock issued and outstanding)	$5.01

Class Z
Net asset value, offering price and redemption price per share,
($965,281,884 ÷ 191,257,735 shares of common stock issued and outstanding)	$5.05

Class R2
Net asset value, offering price and redemption price per share,
($3,757,839 ÷ 739,410 shares of common stock issued and outstanding)	$5.08

Class R4
Net asset value, offering price and redemption price per share,
($12,594,493 ÷ 2,476,315 shares of common stock issued and outstanding)	$5.09

Class R6
Net asset value, offering price and redemption price per share,
($1,509,402,105 ÷ 297,154,078 shares of common stock issued and outstanding)	$5.08

See Notes to Financial Statements.

PGIM Global Total Return Fund 93

Statement of Operations  (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Interest income (net of $519 foreign withholding tax)	$62,118,076
Affiliated dividend income	929,128
Affiliated income from securities lending, net	95,156
Unaffiliated dividend income	48,334

Total income	63,190,694

Expenses
Management fee	6,759,645
Distribution fee(a)	287,683
Shareholder servicing fees(a)	8,351
Transfer agent’s fees and expenses (including affiliated expense of $71,447)(a)	899,531
Shareholders’ reports	155,026
Custodian and accounting fees	98,655
Registration fees(a)	52,874
Audit fee	35,975
Professional fees	28,734
Directors’ fees	24,157
Miscellaneous	76,872

Total expenses	8,427,503
Less: Fee waiver and/or expense reimbursement(a)	(243,716)

Net expenses	8,183,787

Net investment income (loss)	55,006,907

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,181))	(36,068,701)
Futures transactions	(13,516,086)
Forward currency contract transactions	(3,594,674)
Options written transactions	8,781
Swap agreement transactions	4,352,824
Foreign currency transactions	(10,964,675)

(59,782,531)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,532))	189,414,836
Futures	(2,488,827)
Forward currency contracts	(103,156)
Options written	348,189
Swap agreements	15,644,419
Foreign currencies	(3,425,525)

199,389,936

Net gain (loss) on investment and foreign currency transactions	139,607,405

Net Increase (Decrease) In Net Assets Resulting From Operations	$194,614,312

See Notes to Financial Statements.

94

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	207,581	74,585	—	5,517	—	—
Shareholder servicing fees	—	—	—	2,207	6,144	—
Transfer agent’s fees and expenses	152,712	10,598	667,592	5,968	10,386	52,275
Registration fees	8,208	5,607	15,435	3,068	3,446	17,110
Fee waiver and/or expense reimbursement	(74,824)	(8,463)	(154,618)	(4,527)	(1,284)	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 95

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$55,006,907	$110,191,979
Net realized gain (loss) on investment and foreign currency transactions	(59,782,531)	(325,788,411)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	199,389,936	445,423,585

Net increase (decrease) in net assets resulting from operations	194,614,312	229,827,153

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,010,279)	(2,591,039)
Class C	(213,980)	(207,879)
Class Z	(19,679,014)	(17,226,169)
Class R2	(75,358)	(63,272)
Class R4	(225,605)	(177,628)
Class R6	(29,978,584)	(25,701,554)

	(53,182,820)	(45,967,541)

Tax return of capital distributions
Class A	—	(4,498,457)
Class C	—	(360,910)
Class Z	—	(29,907,380)
Class R2	—	(109,851)
Class R4	—	(308,391)
Class R6	—	(44,622,003)

	—	(79,806,992)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	394,236,371	798,034,832
Net asset value of shares issued in reinvestment of dividends and distributions	50,945,992	120,225,775
Cost of shares purchased	(582,864,171)	(1,692,708,500)

Net increase (decrease) in net assets from Fund share transactions	(137,681,808)	(774,447,893)

Total increase (decrease)	3,749,684	(670,395,273)

Net Assets:

Beginning of period	2,664,556,911	3,334,952,184

End of period	$2,668,306,595	$2,664,556,911

See Notes to Financial Statements.

96

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.77		$4.67		$6.67	$6.96	$7.07	$6.36
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	(b)	0.13	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		0.13	(c)	(1.91)	(0.17)	0.16	0.78
Total from investment operations	0.34		0.30		(1.78)	(0.06)	0.29	0.94
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.07)		(0.03)	(0.23)	(0.23)	(0.23)
Tax return of capital distributions	-		(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-		-	-	(0.17)	-
Total dividends and distributions	(0.09)		(0.20)		(0.22)	(0.23)	(0.40)	(0.23)
Net asset value, end of period	$5.02		$4.77		$4.67	$6.67	$6.96	$7.07
Total Return(d):	7.14%		6.22%		(27.22)%	(0.97)%	4.35%	15.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$163,669		$161,661		$185,414	$337,257	$326,416	$216,708
Average net assets (000)	$166,977		$180,957		$257,676	$344,592	$285,380	$188,633
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.88	%(f)	0.89	%(g)	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.97	%(f)	0.98%		0.93%	0.91%	0.96%	1.02%
Net investment income (loss)	3.76	%(f)	3.40%		2.29%	1.58%	1.94%	2.40%
Portfolio turnover rate(h)	13%		6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

See Notes to Financial Statements.

PGIM Global Total Return Fund 97

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

98

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.76		$4.66		$6.66	$6.95	$7.06	$6.35
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13		0.09	0.06	0.08	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24		0.13		(1.90)	(0.17)	0.16	0.78
Total from investment operations	0.32		0.26		(1.81)	(0.11)	0.24	0.89
Less Dividends and Distributions:
Dividends from net investment income*	(0.07)		(0.03)		-	(0.18)	(0.18)	(0.18)
Tax return of capital distributions	-		(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-		-	-	(0.17)	-
Total dividends and distributions	(0.07)		(0.16)		(0.19)	(0.18)	(0.35)	(0.18)
Net asset value, end of period	$5.01		$4.76		$4.66	$6.66	$6.95	$7.06
Total Return(b) :	6.76%		5.43%		(27.82)%	(1.72)%	3.57%	14.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,601		$15,099		$19,422	$42,012	$46,157	$37,486
Average net assets (000)	$14,999		$17,962		$29,474	$45,988	$42,925	$34,321
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.63	%(d)	1.64	%(e)	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.74	%(d)	1.73%		1.69%	1.66%	1.68%	1.69%
Net investment income (loss)	3.00	%(d)	2.65%		1.51%	0.83%	1.20%	1.65%
Portfolio turnover rate(f)	13%		6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 99

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.79		$4.69		$6.71	$7.00	$7.11	$6.40
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	(b)	0.15	0.13	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		0.13	(c)	(1.94)	(0.17)	0.16	0.78
Total from investment operations	0.36		0.31		(1.79)	(0.04)	0.31	0.96
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.08)		(0.04)	(0.25)	(0.25)	(0.25)
Tax return of capital distributions	-		(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-		-	-	(0.17)	-
Total dividends and distributions	(0.10)		(0.21)		(0.23)	(0.25)	(0.42)	(0.25)
Net asset value, end of period	$5.05		$4.79		$4.69	$6.71	$7.00	$7.11
Total Return(d):	7.25%		6.47%		(27.16)%	(0.70)%	4.61%	15.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$965,282		$993,606		$1,303,382	$2,907,890	$2,264,938	$1,254,507
Average net assets (000)	$1,022,369		$1,131,695		$2,068,163	$2,809,784	$1,726,788	$888,961
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.63	%(f)	0.64	%(g)	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.66	%(f)	0.67%		0.65%	0.65%	0.68%	0.68%
Net investment income (loss)	4.00	%(f)	3.65%		2.51%	1.82%	2.18%	2.61%
Portfolio turnover rate(h)	13%		6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

See Notes to Financial Statements.

100

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 101

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.83		$4.72		$6.76	$7.05	$7.16	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	(b)	0.12	0.10	0.11	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		0.14	(c)	(1.95)	(0.17)	0.17	0.79
Total from investment operations	0.34		0.30		(1.83)	(0.07)	0.28	0.94
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.06)		(0.02)	(0.22)	(0.22)	(0.22)
Tax return of capital distributions	-		(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-		-	-	(0.17)	-
Total dividends and distributions	(0.09)		(0.19)		(0.21)	(0.22)	(0.39)	(0.22)
Net asset value, end of period	$5.08		$4.83		$4.72	$6.76	$7.05	$7.16
Total Return(d):	6.97%		6.20%		(27.57)%	(1.12)%	4.13%	14.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,758		$4,393		$4,350	$9,324	$18,443	$185
Average net assets (000)	$4,438		$4,659		$6,242	$14,831	$9,990	$78
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08	%(f)	1.09	%(g)	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.29	%(f)	1.26%		1.29%	1.13%	1.25%	19.82%
Net investment income (loss)	3.55	%(f)	3.20%		2.08%	1.38%	1.62%	2.11%
Portfolio turnover rate(h)	13%		6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

102

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.83		$4.73		$6.76	$7.05	$7.16	$6.45
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.17	(b)	0.14	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		0.13	(c)	(1.95)	(0.17)	0.17	0.79
Total from investment operations	0.35		0.30		(1.81)	(0.06)	0.30	0.95
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.07)		(0.03)	(0.23)	(0.24)	(0.24)
Tax return of capital distributions	-		(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-		-	-	(0.17)	-
Total dividends and distributions	(0.09)		(0.20)		(0.22)	(0.23)	(0.41)	(0.24)
Net asset value, end of period	$5.09		$4.83		$4.73	$6.76	$7.05	$7.16
Total Return(d):	7.10%		6.24%		(27.24)%	(0.87)%	4.39%	14.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,594		$11,582		$12,251	$14,654	$8,932	$1,453
Average net assets (000)	$12,355		$12,256		$14,017	$12,787	$5,178	$804
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83	%(f)	0.84	%(g)	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.85	%(f)	0.86%		0.86%	0.87%	1.13%	2.63%
Net investment income (loss)	3.81	%(f)	3.45%		2.40%	1.63%	1.91%	2.34%
Portfolio turnover rate(h)	13%		6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 103

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$4.82		$4.72		$6.75	$7.04	$7.16	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	(b)	0.15	0.14	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		0.13	(c)	(1.94)	(0.17)	0.15	0.80
Total from investment operations	0.36		0.32		(1.79)	(0.03)	0.31	0.98
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.09)		(0.05)	(0.26)	(0.26)	(0.26)
Tax return of capital distributions	-		(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-		-	-	(0.17)	-
Total dividends and distributions	(0.10)		(0.22)		(0.24)	(0.26)	(0.43)	(0.26)
Net asset value, end of period	$5.08		$4.82		$4.72	$6.75	$7.04	$7.16
Total Return(d) :	7.48%		6.56%		(27.06)%	(0.58)%	4.69%	15.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,509,402		$1,478,216		$1,810,132	$2,766,815	$1,787,693	$1,139,781
Average net assets (000)	$1,519,804		$1,651,821		$2,351,483	$2,396,559	$1,513,154	$925,868
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.54	%(f)	0.54	%(g)	0.53%	0.52%	0.55%	0.56%
Expenses before waivers and/or expense reimbursement	0.54	%(f)	0.54%		0.53%	0.52%	0.55%	0.56%
Net investment income (loss)	4.10	%(f)	3.74%		2.66%	1.93%	2.27%	2.67%
Portfolio turnover rate(h)	13%		6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

See Notes to Financial Statements.

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(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 105

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

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securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Global Total Return Fund 109

Notes to Financial Statements (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

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Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

PGIM Global Total Return Fund 111

Notes to Financial Statements (unaudited) (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

112

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Reverse Repurchase Agreements: The Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the

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Notes to Financial Statements (unaudited) (continued)

transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

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The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or

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Notes to Financial Statements (unaudited) (continued)

recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such

116

class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

PGIM Global Total Return Fund 117

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% on average daily net assets up to $2 billion;	0.50%
0.485% of average daily net assets over $ 2 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.88%
C	1.63
Z	0.63
R2	1.08
R4	0.83
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

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Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$52,132	$—
C	—	42

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core

PGIM Global Total Return Fund 119

Notes to Financial Statements (unaudited) (continued)

Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$329,218,672	$432,650,100

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)

$29,538,661	$ 269,165,790	$280,336,297	$ —	$ —	$ 18,368,154	18,368,154	$ 929,128

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)

39,033,559	226,912,313	124,355,781	(11,532)	(6,181)	141,572,378	141,643,199	95,156(2)

$68,572,220	$ 496,078,103	$404,692,078	$ (11,532)	$ (6,181)	$ 159,940,532		$ 1,024,284

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

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6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$3,239,626,055	$66,538,275	$(649,075,533)	$(582,537,258)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$624,134,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Global Total Return Fund 121

Notes to Financial Statements (unaudited) (continued)

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 16,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	900,000,000

B	50,000,000

C	300,000,000

Z	8,000,000,000

T	125,000,000

R2	100,000,000

R4	100,000,000

R6	7,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	5	67.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	3,520,191	$17,983,776

Shares issued in reinvestment of dividends and distributions	561,953	2,866,241

Shares purchased	(5,471,339)	(27,797,046)

Net increase (decrease) in shares outstanding before conversion	(1,389,195)	(6,947,029)

Shares issued upon conversion from other share class(es)	288,464	1,465,030

Shares purchased upon conversion into other share class(es)	(205,627)	(1,040,967)

Net increase (decrease) in shares outstanding	(1,306,358)	$(6,522,966)

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Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	3,767,793	$18,848,635

Shares issued in reinvestment of dividends and distributions	1,345,311	6,713,132

Shares purchased	(10,671,742)	(53,154,739)

Net increase (decrease) in shares outstanding before conversion	(5,558,638)	(27,592,972)

Shares issued upon conversion from other share class(es)	851,850	4,235,539

Shares purchased upon conversion into other share class(es)	(1,107,271)	(5,520,685)

Net increase (decrease) in shares outstanding	(5,814,059)	$(28,878,118)

Class C

Six months ended April 30, 2024:

Shares sold	113,509	$569,548

Shares issued in reinvestment of dividends and distributions	40,140	204,282

Shares purchased	(393,390)	(1,995,672)

Net increase (decrease) in shares outstanding before conversion	(239,741)	(1,221,842)

Shares purchased upon conversion into other share class(es)	(218,886)	(1,115,420)

Net increase (decrease) in shares outstanding	(458,627)	$(2,337,262)

Year ended October 31, 2023:

Shares sold	411,729	$2,043,191

Shares issued in reinvestment of dividends and distributions	108,049	538,164

Shares purchased	(1,194,338)	(5,932,167)

Net increase (decrease) in shares outstanding before conversion	(674,560)	(3,350,812)

Shares purchased upon conversion into other share class(es)	(321,257)	(1,596,270)

Net increase (decrease) in shares outstanding	(995,817)	$(4,947,082)

Class Z

Six months ended April 30, 2024:

Shares sold	26,814,203	$137,117,502

Shares issued in reinvestment of dividends and distributions	3,619,495	18,561,365

Shares purchased	(46,149,249)	(235,504,923)

Net increase (decrease) in shares outstanding before conversion	(15,715,551)	(79,826,056)

Shares issued upon conversion from other share class(es)	189,316	967,068

Shares purchased upon conversion into other share class(es)	(516,634)	(2,611,848)

Net increase (decrease) in shares outstanding	(16,042,869)	$(81,470,836)

Year ended October 31, 2023:

Shares sold	69,270,261	$348,122,170

Shares issued in reinvestment of dividends and distributions	8,866,477	44,484,549

Shares purchased	(146,553,067)	(735,914,893)

Net increase (decrease) in shares outstanding before conversion	(68,416,329)	(343,308,174)

Shares issued upon conversion from other share class(es)	1,255,255	6,297,796

Shares purchased upon conversion into other share class(es)	(3,283,756)	(16,230,800)

Net increase (decrease) in shares outstanding	(70,444,830)	$(353,241,178)

PGIM Global Total Return Fund 123

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R2

Six months ended April 30, 2024:

Shares sold	119,807	$622,731

Shares issued in reinvestment of dividends and distributions	14,524	75,039

Shares purchased	(305,210)	(1,573,085)

Net increase (decrease) in shares outstanding	(170,879)	$(875,315)

Year ended October 31, 2023:

Shares sold	225,590	$1,132,535

Shares issued in reinvestment of dividends and distributions	34,171	172,503

Shares purchased	(270,207)	(1,349,188)

Net increase (decrease) in shares outstanding	(10,446)	$(44,150)

Class R4

Six months ended April 30, 2024:

Shares sold	424,836	$2,193,906

Shares issued in reinvestment of dividends and distributions	27,471	141,931

Shares purchased	(373,833)	(1,928,353)

Net increase (decrease) in shares outstanding	78,474	$407,484

Year ended October 31, 2023:

Shares sold	703,023	$3,541,791

Shares issued in reinvestment of dividends and distributions	60,922	308,043

Shares purchased	(956,751)	(4,827,447)

Net increase (decrease) in shares outstanding	(192,806)	$(977,613)

Class R6

Six months ended April 30, 2024:

Shares sold	45,762,577	$235,748,908

Shares issued in reinvestment of dividends and distributions	5,638,816	29,097,134

Shares purchased	(61,148,655)	(314,065,092)

Net increase (decrease) in shares outstanding before conversion	(9,747,262)	(49,219,050)

Shares issued upon conversion from other share class(es)	509,287	2,594,309

Shares purchased upon conversion into other share class(es)	(50,076)	(258,172)

Net increase (decrease) in shares outstanding	(9,288,051)	$(46,882,913)

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Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	83,582,493	$424,346,510

Shares issued in reinvestment of dividends and distributions	13,474,590	68,009,384

Shares purchased	(176,475,165)	(891,530,066)

Net increase (decrease) in shares outstanding before conversion	(79,418,082)	(399,174,172)

Shares issued upon conversion from other share class(es)	2,823,491	14,022,182

Shares purchased upon conversion into other share class(es)	(237,969)	(1,207,762)

Net increase (decrease) in shares outstanding	(76,832,560)	$(386,359,752)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $50,756,000, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $50,756,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

PGIM Global Total Return Fund 125

Notes to Financial Statements (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party

126

will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

PGIM Global Total Return Fund 127

Notes to Financial Statements (unaudited) (continued)

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

128

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

PGIM Global Total Return Fund 129

Notes to Financial Statements (unaudited) (continued)

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

130

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Total Return Fund 131

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	GTRAX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX

CUSIP	74439A103	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies.© 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President
PGIM Global Total Return (USD Hedged) Fund
June 14, 2024

PGIM Global Total Return (USD Hedged) Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24	Average Annual Total Returns as of 4/30/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	7.53	3.00	0.15	0.82 (12/12/2017)

Class C	7.26	4.79	0.06	0.60 (12/12/2017)

Class Z	7.80	6.85	1.06	1.60 (12/12/2017)

Class R6	7.69	6.78	1.12	1.65 (12/12/2017)

Bloomberg Global Aggregate (USD Hedged) Index

	5.04	1.93	0.46	1.14

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg Global Aggregate (USD Hedged) Index—The Bloomberg Global Aggregate (USD Hedged) Index is an unmanaged index which tracks the performance of global investment-grade fixed income markets, including Treasury, government-related, corporate, and securitized fixed rate bonds from both developed and emerging market issuers. The index includes hedge financial instruments to reduce any gains or losses that could be attributed to non-U.S. dollar exposure.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Global Total Return (USD Hedged) Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	20.1

AA	7.3

A	20.5

BBB	31.9

BB	11.6

B	2.3

CCC	0.7

Not Rated	0.5

Cash/Cash Equivalents	5.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.16	4.46	2.85

Class C	0.13	3.85	-9.61

Class Z	0.17	4.86	4.52

Class R6	0.18	4.86	4.66

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Total Return (USD Hedged) Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,075.30	0.90%	$4.64

	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

Class C	Actual	$1,000.00	$1,072.60	1.65%	$8.50

	Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27

Class Z	Actual	$1,000.00	$1,078.00	0.65%	$3.36

	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27

Class R6	Actual	$1,000.00	$1,076.90	0.60%	$3.10

	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.0%

ASSET-BACKED SECURITIES 14.5%

Cayman Islands 9.0%
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.548%(c)	04/23/31	188	$188,239
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.746(c)	10/21/34	500	499,907
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	228	227,996
Broad River BSL Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756(c)	07/20/34	750	749,716
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/30/31	199	199,653
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.549(c)	04/17/31	176	175,771
Clover CLO Ltd.,
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.685(c)	10/25/33	500	500,250
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.600(c)	04/15/31	167	167,031
Greywolf CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31	553	553,100
Jamestown CLO Ltd.,
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/34	250	249,954
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.231(c)	02/20/31	250	249,926
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.329(c)	04/17/31	250	250,375
Palmer Square CLO Ltd.,
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.706(c)	05/21/34	750	750,931
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/29/34	250	249,987

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
TCW CLO Ltd., (cont’d.)
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746%(c)	04/20/34		750		$751,596
Telos CLO Ltd.,
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.819(c)	01/17/30		95		95,526
Trimaran Cavu Ltd.,
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.798(c)	04/23/32		500		500,862
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.555(c)	04/25/31		161		160,835
Wellfleet CLO Ltd.,
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.836(c)	01/20/32		655		656,023
Wind River CLO Ltd.,
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.800(c)	10/15/34		250		249,793

						7,427,471

Ireland 1.9%
Ares European CLO DAC,
Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500		488,451
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	196		204,562
Carlyle Euro CLO DAC,
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.896(c)	10/15/35	EUR	300		317,328
Carlyle Global Market Strategies Euro CLO Ltd.,
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.651(c)	11/15/31	EUR	499		528,108

						1,538,449

Spain 0.0%
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.109(c)	03/15/26	EUR	45		41,156

						41,157

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United Kingdom 0.6%

NewDay Funding,
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)	6.392%(c)	03/15/32	GBP	400	$500,105

United States 3.0%

Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		100	99,263
Series 2023-02A, Class C, 144A	6.180	10/20/27		100	98,818
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A	5.400	06/25/30		200	195,623
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30		184	183,556

Exeter Automobile Receivables Trust,
Series 2021-03A, Class D	1.550	06/15/27		100	94,444
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		100	100,087
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28		200	197,535
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.030(c)	03/25/54		20	20,101
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		32	31,829
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		93	91,997
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	96,750
Series 2023-01A, Class D, 144A	7.070	02/14/33		200	199,358
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		300	298,765
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	99,950
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	100,884
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		100	95,696
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28		200	197,160
Series 2022-06, Class C	4.960	11/15/28		100	98,739

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848%(cc)	01/25/64		96	$95,434
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		98	97,990

					2,493,979

TOTAL ASSET-BACKED SECURITIES (cost $12,271,026)					12,001,161

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.8%

Canada 0.0%

Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	17	11,572

Ireland 0.1%

Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.815(c)	08/17/33	EUR	98	101,117

United Kingdom 0.4%

Deco DAC,
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.831(c)	08/07/30	GBP	160	192,003

Taurus DAC,
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.975(c)	08/17/31	GBP	59	72,891
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.325(c)	08/17/31	GBP	64	78,945

					343,839

United States 6.3%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		243	226,486
Series 2020-BN26, Class A3	2.155	03/15/63		200	165,942
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		380	306,845
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	189,363
Series 2020-B17, Class A4	2.042	03/15/53		75	60,570
Series 2020-B20, Class A3	1.945	10/15/53		100	84,885

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

BX Commercial Mortgage Trust,
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.361%(c)	01/17/39	300	$289,978
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.021(c)	01/15/39	350	343,875
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51	150	139,651
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.199(c)	11/15/37	98	98,084
Commercial Mortgage Trust,
Series 2014-CR17, Class A5	3.977	05/10/47	378	374,926
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	992,907
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.758(cc)	11/25/25	4,167	31,888
Series K111, Class X1, IO	1.679(cc)	05/25/30	317	23,390
Series K113, Class X1, IO	1.482(cc)	06/25/30	914	59,556
Series KG03, Class X1, IO	1.477(cc)	06/25/30	1,044	66,685
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	122	112,730
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.935(c)	03/15/36	100	93,531
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	200	186,719
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	213	201,063
Series 2021-C59, Class A3	1.958	04/15/54	600	520,048
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.835(c)	05/15/31	100	96,281
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.935(c)	05/15/31	600	545,043

				5,210,446

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,047,980)				5,666,974

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 47.7%

Brazil 0.7%

Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	200	$232,736
Gtd. Notes	6.625	01/16/34	GBP	300	358,399

					591,135

Bulgaria 0.3%

Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	285,443

Canada 2.2%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		20	20,156
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,450
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		133	132,004
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	30,284
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,096
Sr. Unsec’d. Notes	3.750	02/15/52		10	6,944
Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.625	08/16/32		300	291,222
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		95	113,853
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	111,406
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	282,834
Rogers Communications, Inc., Gtd. Notes	5.000	02/15/29		800	777,791
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	53,494

					1,852,534

China 2.2%

Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	871,839

Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		39	37,494

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)

China Development Bank, Sr. Unsec’d. Notes	4.300%	08/02/32	CNH	5,000	$763,872
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	142,686

					1,815,891

France 2.9%

Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, 144A	1.604	10/04/26		200	181,873
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		200	171,556
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		400	329,852
BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	227,083
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	105,610
Eutelsat SA, Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	100	108,324
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	181,405
Regie Autonome des Transports Parisiens EPIC, Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	50	43,475
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	72,248
Societe Generale SA, Gtd. Notes, 144A	2.797(ff)	01/19/28		200	183,173
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26		200	185,668
Sr. Non-Preferred Notes, 144A, MTN	2.625	01/22/25		255	248,573
Sr. Preferred Notes, EMTN	0.250	07/08/27	EUR	400	382,382

					2,421,222

Germany 1.4%
Allianz SE,
Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	105,924
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	62,128
Deutsche Bank AG, Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	136,755
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	1,000	136,679
TK Elevator Midco GmbH, Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	155,969

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625%	05/03/31	EUR	400	$437,196
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	105,566

					1,140,217

Hong Kong 0.4%
HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	191,599
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	137,593

					329,192

Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	97,575
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	92,747

					190,322

India 0.6%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	305,477
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	188,852

					494,329

Indonesia 0.2%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100	104,372
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	87,477

					191,849

Israel 0.2%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	162,125

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Italy 0.6%
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.750%	05/05/26		200		$197,323
Ferrovie dello Stato Italiane SpA,
Sr. Unsec’d. Notes, EMTN	3.750	04/14/27	EUR	200		213,033
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100		106,546

						516,902

Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $1,074; purchased 11/14/23)^(f)	0.000	12/31/30		1		1,134
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000	12/31/30		11		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $100; purchased 11/14/23)^(f)	0.000	12/31/30		—(r	)	19
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30		5		—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $188,808; purchased 01/30/24 - 01/31/24)(f)	10.500	05/25/27		204		199,014
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500% (original cost $3,561; purchased 01/30/24)(f)	10.500	11/25/28		6		4,371

						204,538

Japan 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210		191,941

Luxembourg 0.7%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	200		195,599
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400		370,506

						566,105

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Malta 0.3%
Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250%	05/15/28		200	$209,673

Mexico 1.3%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		141	122,439
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	186,187
Petroleos Mexicanos,
Gtd. Notes, EMTN	2.750	04/21/27	EUR	400	368,851
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	379,123

					1,056,600

Netherlands 0.6%
ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		300	301,804
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	55,542
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	133,728

					491,074

Norway 0.2%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	154,383

Peru 0.0%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		22	20,543

Philippines 0.5%
Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	297,876
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	9.625	05/15/28		90	102,656

					400,532

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, EMTN	3.000%	05/30/29	EUR	100	$102,651

Portugal 0.1%
CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	115,807

Saudi Arabia 0.3%
Gaci First Investment Co.,
Gtd. Notes	4.750	02/14/30		300	287,062

Slovenia 0.3%
United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	150	147,290
Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	100	109,308

					256,598

South Africa 0.7%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		600	567,000

Spain 0.8%
Adif Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	100	105,260
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	269,120
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	92,151
Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	196,373

					662,904

Supranational Bank 0.5%
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.500	03/07/28	EUR	200	217,796
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	16,897
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	40,075
Sr. Unsec’d. Notes, 144A, MTN(s)	4.579	05/28/37	CAD	150	58,684

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820%(c)	08/11/26		100	$93,163

					426,615

Switzerland 1.0%
Credit Suisse AG,
Sr. Unsec’d. Notes	5.000	07/09/27		450	439,196
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	184,377
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	180,875

					804,448

United Arab Emirates 1.5%
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	204,636
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	115,427
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	252,152
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, EMTN	0.375	05/17/28	EUR	100	93,458
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	200	231,357
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	127,641
Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	192,996

					1,217,667

United Kingdom 3.5%
Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	226,462
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	199,949
Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	199,069
BAT Capital Corp.,
Gtd. Notes	2.259	03/25/28		80	70,326
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	245,723
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	115,747

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875%	09/12/26	EUR	100	$99,493
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	205,750
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27		200	183,122
Sr. Unsec’d. Notes	2.013(ff)	09/22/28		200	176,635
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	125,310
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	319,132
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	177,670
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	200	227,418
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	315,930

					2,887,736

United States 22.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		25	22,035
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		72	71,858
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		75	72,188
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		25	24,680
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	100,466
American Medical Systems Europe BV,
Gtd. Notes	1.625	03/08/31	EUR	100	93,735
Gtd. Notes	3.375	03/08/29	EUR	200	210,943
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		75	73,633
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	46,981

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875%	05/15/26		150	$152,750
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	25,022
Gtd. Notes, 144A	9.000	11/01/27		25	31,314
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		75	62,305
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	22,622
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	22,326
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	26,048
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	215,798
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	63,626
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		18	17,783
Ball Corp.,
Gtd. Notes	6.000	06/15/29		50	49,739
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	247,629
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		88	71,000
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	160,777
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	260,974
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	75,481
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		85	55,442
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	2,291
Gtd. Notes, 144A	5.250	01/30/30		25	10,625
Gtd. Notes, 144A	6.250	02/15/29		10	4,338
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		20	19,771
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		100	99,796
Boeing Co. (The),
Sr. Unsec’d. Notes, 144A	6.528	05/01/34		200	201,477
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		32	31,131
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		10	8,001

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Brixmor Operating Partnership LP, (cont’d.)
Sr. Unsec’d. Notes	4.125%	05/15/29		65	$60,094
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31		240	197,264
Gtd. Notes, 144A	3.500	02/15/41		30	22,287
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		102	79,239
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		65	54,592
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.500	02/15/32		45	44,329
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		316	255,134
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31		125	108,270
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		60	55,115
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		10	9,087
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	47,386
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27		235	222,276
Capital One Financial Corp., Sr. Unsec’d. Notes	5.700(ff)	02/01/30		75	73,999
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		100	108,411
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.375	05/29/25	EUR	200	214,130
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	100	110,298
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		50	39,249
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	68,326
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		100	92,636
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		40	34,228
Gtd. Notes	5.375	03/15/44		40	35,856
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		75	76,758
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32		40	29,859
Sr. Sec’d. Notes	6.384	10/23/35		100	94,417
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		150	140,744
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		300	274,675

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.520%(ff)	11/03/32	35	$28,043
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	81,506
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	292,364
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	315	308,149
Sub. Notes	5.827(ff)	02/13/35	10	9,643
Sub. Notes	6.174(ff)	05/25/34	25	24,840
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	50	48,402
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	100	92,937
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	70,240
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	109	105,914
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	300	298,557
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A	7.625	04/01/32	35	35,143
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	86,646
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	25	24,172
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	41,173
Gtd. Notes, 144A	4.625	06/01/30	100	87,700
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $43,125; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27(d)	45	1,146
Sec’d. Notes, 144A (original cost $10,313; purchased 01/31/24)(f)	5.375	08/15/26(d)	150	3,841
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	60	47,114
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	10,069
Gtd. Notes	7.375	07/01/28	25	11,158
Gtd. Notes	7.750	07/01/26	100	62,887
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	50,427
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	37	37,060

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		75	$76,437
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	95,875
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	48,537
Sr. Unsec’d. Notes	6.050	12/01/26		240	242,742
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,394
Sr. Unsec’d. Notes	6.550	12/01/33		30	31,235
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	10,799
Gtd. Notes	4.450	02/15/43		20	16,825
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27		50	50,152
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	99,571
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.800	03/05/27		200	198,727
Sr. Unsec’d. Notes	6.798	11/07/28		200	204,473
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	200	212,549
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	250	264,591
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	74,124
General Mills, Inc.,
Sr. Unsec’d. Notes	3.650	10/23/30	EUR	300	319,015
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.700	06/10/31		75	60,785
Sr. Unsec’d. Notes	5.400	05/08/27		95	94,323
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		75	72,001
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	117,885
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	271,878
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	15,791
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	159,743
Sr. Unsec’d. Notes	3.615(ff)	03/15/28		435	411,550
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		20	19,177
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,210
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	107,101

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375%	08/01/28		75	$70,835
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	44,832
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35		210	201,416
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		50	50,209
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		75	65,011
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		50	47,454
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	197,485
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		190	165,984
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	86,786
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		90	72,878
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		105	86,408
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	59,628
Sr. Unsec’d. Notes	5.012(ff)	01/23/30		300	293,008
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		135	117,879
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		53	47,394
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		50	43,316
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	11.000	11/15/29		150	152,957
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		50	47,355
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	62,903
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30		50	43,813
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		75	67,144
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/01/29		15	14,902
MGM Resorts International,
Gtd. Notes	6.500	04/15/32		80	77,602
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	196,010
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	101,359

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	3.790%(ff)	03/21/30	EUR	100	$106,153
Sr. Unsec’d. Notes	3.955(ff)	03/21/35	EUR	300	317,488
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		180	176,573
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	53,617
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	39,735
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	140,775
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	23,701
Sr. Unsec’d. Notes	4.950	09/01/32		190	179,189
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	14,108
Gtd. Notes, 144A	6.000	01/15/27		35	34,311
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		100	93,497
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	52,117
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	26,904
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	21,045
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26		100	99,925
Gtd. Notes	5.650	11/01/28		65	65,233
Gtd. Notes	6.050	09/01/33		250	252,975
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	23,047
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		175	162,606
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	71,446
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.750	09/15/31		50	45,418
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		75	77,076
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		15	15,055
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.300(ff)	01/21/28		25	24,771
Sr. Unsec’d. Notes	6.875(ff)	10/20/34		90	95,579

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250%	02/15/32		20	$19,755
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	44,039
PVH Corp.,
Sr. Unsec’d. Notes	4.125	07/16/29	EUR	200	211,791
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,387
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,033
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	221,574
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32		55	53,926
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		25	24,150
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27		75	70,456
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	58,061
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		180	177,475
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		75	71,949
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	22,151
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	100,405
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		50	49,295
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	47,477
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		40	35,320
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	24,641
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,312
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		25	22,721
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		100	93,672
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28		50	48,304

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435%(ff)	01/24/30		120	$117,485
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	24,536
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		90	94,207
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	171,701
Sr. Unsec’d. Notes	5.384(ff)	01/23/30		130	128,079
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	150	144,468
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33		21	17,717
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	57,743
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,222
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	57,573
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		30	30,021
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	113,669
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		130	104,336
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,415
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,378
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	77,691
Gtd. Notes	4.000	06/22/50		10	6,537
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30		160	151,674
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,536
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	126,277
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	42,826
Gtd. Notes, 144A	5.625	02/15/27		75	72,965
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27		100	94,226
Gtd. Notes	5.050	03/15/42		65	52,111
Gtd. Notes	5.141	03/15/52		130	99,519
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	82,590

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.879%(ff)	10/30/30		130	$112,849
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		240	235,182
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	42,721
Gtd. Notes	3.100	01/15/30		70	61,519
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51		30	20,077
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	100	87,270
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31		30	30,441
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32		25	25,154

					18,954,386

TOTAL CORPORATE BONDS

(cost $42,752,065)					39,569,424

FLOATING RATE AND OTHER LOANS 0.1%

Jamaica 0.0%
Digicel International Finance, Ltd.,
Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		10	9,620

United States 0.1%
Diamond Sports Group LLC,
Dip Term Loan	10.000	11/30/24		20	32,081
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429(c)	05/25/26		2	2,237
Second Lien Term Loan	8.175	08/24/26		149	3,455

					37,773

TOTAL FLOATING RATE AND OTHER LOANS

(cost $87,683)					47,393

MUNICIPAL BONDS 0.4%

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation	0.000(cc)	11/01/51		184	87,441
General Obligation	0.000(cc)	11/01/51		78	46,799

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Commonwealth of Puerto Rico, (cont’d.) General Obligation, Sub-Series C	0.000	%(cc)	11/01/43	265	$157,680

TOTAL MUNICIPAL BONDS (COST $285,461)					291,920

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.6%

United States

Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.580	(c)	03/25/42	25	27,793
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.580	(c)	03/25/42	20	21,732
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.430	(c)	06/25/43	100	105,037
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.030	(c)	07/25/43	100	103,504
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830	(c)	10/25/43	30	30,798
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.330	(c)	09/26/33	150	150,603
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.330	(c)	11/25/50	35	39,471
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.980	(c)	01/25/51	10	10,608
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.130	(c)	01/25/51	50	50,177
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830	(c)	10/25/33	45	49,866
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430	(c)	10/25/33	110	112,372
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.980	(c)	01/25/34	11	11,429
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430	(c)	09/25/41	70	70,132
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.180	(c)	01/25/42	100	100,817
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.230	(c)	04/25/42	140	145,075

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487%	11/25/49		119	$114,152
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59		44	43,656
Series 2020-GS01, Class A1, 144A	6.882	10/25/59		56	56,014
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		136	118,280
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.930(c)	04/25/34		134	134,041
PMT Credit Risk Transfer Trust, Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	05/25/33		295	296,282
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.678(c)	03/29/27		198	198,013
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	07/25/33		150	151,959

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,126,328)					2,141,811

SOVEREIGN BONDS 22.0%

Andorra 0.2%

Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	178,905

Austria 0.3%

Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	217,140

Brazil 0.8%

Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		676	666,254

Bulgaria 0.3%

Bulgaria Government International Bond, Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	64,299

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Bulgaria (cont’d.)

Bulgaria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.125%	09/23/29	EUR	100	$109,988
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	97,816

					272,103

Canada 0.2%
Province of British Columbia, Unsec’d. Notes	2.950	06/18/50	CAD	65	34,800
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	50	29,681
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	57,648

					122,129

Chile 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	110,992

China 1.1%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	287,863
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	233,959
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	77,132
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	84,589
China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	87,977
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	137,905

					909,425

Colombia 1.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	160,000
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	49,472
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	630,894

					840,366

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Croatia 0.6%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125%	06/19/29	EUR	200	$191,029
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	300	264,332

					455,361

Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	92,557
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	270,529
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	14,883
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	103,054
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	201,122
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	26,551

					708,696

Denmark 0.0%
Denmark Government Bond,
Bonds	0.250	11/15/52	DKK	300	22,295

Egypt 0.2%
Egypt Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	170,485

Estonia 0.3%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000	10/12/32	EUR	200	221,911

France 0.2%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	145,326

Greece 2.7%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	13	13,340
Bonds	4.300	02/24/26	EUR	34	35,047
Bonds	4.300	02/24/27	EUR	145	150,381
Bonds	4.300	02/24/28	EUR	42	43,420
Bonds	4.300	02/24/29	EUR	25	25,697
Bonds	4.300	02/24/30	EUR	10	10,248
Bonds	4.300	02/24/31	EUR	23	23,443

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)

Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/32	EUR	24	$24,319
Bonds	4.300	02/24/33	EUR	46	46,003
Bonds	4.300	02/24/34	EUR	22	23,103
Bonds	4.300	02/24/35	EUR	33	34,003
Bonds	4.300	02/24/36	EUR	24	23,036
Bonds	4.300	02/24/37	EUR	16	16,495
Bonds	4.300	02/24/38	EUR	15	15,248
Bonds	4.300	02/24/39	EUR	23	23,907
Bonds	4.300	02/24/40	EUR	23	23,834
Bonds	4.300	02/24/41	EUR	23	23,959
Bonds	4.300	02/24/42	EUR	37	39,432
Bonds, 144A	0.750	06/18/31	EUR	500	448,188
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	908,354
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	345	242,602
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	63,587

					2,257,646

Hong Kong 0.2%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	140,870

Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	99,783
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	80,379
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	154,120

					334,282

Iceland 0.1%
Iceland Government International Bond, Sr. Unsec’d. Notes	0.000	04/15/28	EUR	100	93,616

India 0.2%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	1,000	137,436

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia 1.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	100	$98,216
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	252,026
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	248,924
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	100,584
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	212,572

					912,322

Israel 0.5%
Israel Government Bond - Fixed,
Bonds, Series 0537	1.500	05/31/37	ILS	300	53,767
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	98,341
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	254,251

					406,359

Italy 2.7%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10YR, 144A	0.950	12/01/31	EUR	100	87,976
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	150	122,291
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	715	545,007
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	339,612
Sr. Unsec’d. Notes, Series 31YR, 144A	1.700	09/01/51	EUR	150	96,831
Sr. Unsec’d. Notes, Series 50YR, 144A	2.800	03/01/67	EUR	105	81,537
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	164	155,663
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	70,525
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	172,551
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	345,352
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	56,961
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	126,286

					2,200,592

Kazakhstan 0.2%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	198,566

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Latvia 0.3%
Latvia Government International Bond,
Sr. Unsec’d. Notes, GMTN	0.250%	01/23/30	EUR	300	$265,509

Lithuania 0.2%
Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	184,359

Mexico 0.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	97,015
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	167,484
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	98,749

					363,248

New Zealand 0.1%
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	50,804

Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	162,600
Sr. Unsec’d. Notes	3.875	03/17/28		200	179,875

					342,475

Peru 0.5%
Peru Government Bond,
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	7,524
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	87,159
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	312,656
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	25,218

					432,557

Philippines 0.7%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	462,231
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	75,471

					537,702

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal 0.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.900%	10/12/35	EUR	150	$124,386
Sr. Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	151,469
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	62,472
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	224,238
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	154,582
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	49,340

					766,487

Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	175,948
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	200	172,502
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	44,471
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	89,770
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	42,988

					525,679

Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	342,007

Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	78,796
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	255,221
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	155,625
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	223,728

					713,370

Singapore 0.0%
Singapore Government Bond, Bonds	2.750	03/01/46	SGD	40	26,219

Slovakia 0.2%
Slovakia Government Bond, Bonds, Series 247	3.625	06/08/33	EUR	25	26,712
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	143,692

					170,404

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Slovenia 0.3%
Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000%	02/12/31	EUR	300	$260,506

Spain 1.5%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	106,315
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	57,734
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	32,163
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	100	88,091
Sr. Unsec’d. Notes, 144A	0.850	07/30/37	EUR	110	84,054
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	108,876
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	259,933
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	305,104
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	57,516
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	125,922

					1,225,708

United Kingdom 0.3%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	127,483
Unsec’d. Notes	5.625	03/29/30	GBP	100	128,907

					256,390

Uruguay 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	38,828

TOTAL SOVEREIGN BONDS
(cost $22,070,382)					18,225,329

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
Federal Home Loan Bank	3.280	03/28/29	USD	9	7,743
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	127,313

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $190,174)					135,056

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) 1.7%
U.S. Treasury Bonds	1.875%	02/15/41	335	$220,105
U.S. Treasury Bonds	2.375	05/15/51	100	63,094
U.S. Treasury Bonds	2.750	08/15/47	80	56,050
U.S. Treasury Bonds	4.375	08/15/43	90	84,066
U.S. Treasury Notes	1.125	02/15/31	1,270	1,011,634

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,715,127)				1,434,949

			Shares

COMMON STOCK 0.0%

Jamaica
Digicel International Finance Ltd.
(original Cost $12,001; purchased 01/29/24 - 02/08/24)*^(f)
(cost $12,001)			9,900	21,285

PREFERRED STOCK 0.0%

Jamaica
Digicel International Finance Ltd.
(original cost $13,960; purchased 01/26/24 - 01/29/24)*^(f)
(cost $13,960)			1,813	18,677

TOTAL LONG-TERM INVESTMENTS
(cost $87,572,187)				79,553,979

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)
(cost $1,876,842)(wb)			1,876,842	1,876,842

TOTAL INVESTMENTS 98.3%
(cost $89,449,029)				81,430,821
Other assets in excess of liabilities(z) 1.7%				1,439,584

NET ASSETS 100.0%				$82,870,405

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

See Notes to Financial Statements.

40

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HICP—Harmonised Index of Consumer Prices

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $82,272 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $272,943. The aggregate value of $249,487 is 0.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

42

Futures contracts outstanding at April 30, 2024:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Long Positions:
18	3 Month CME SOFR	Jun. 2024	$4,259,475	$(13,144)
24	3 Month CME SOFR	Sep. 2024	5,681,400	(32,462)
24	3 Month CME SOFR	Dec. 2024	5,687,700	(47,258)
60	2 Year U.S. Treasury Notes	Jun. 2024	12,159,375	(125,963)
29	10 Year U.S. Ultra Treasury Notes	Jun. 2024	3,196,344	(103,180)
31	20 Year U.S. Treasury Bonds	Jun. 2024	3,528,189	(99,420)
20	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	2,391,250	(135,177)

				(556,604)

Short Positions:
9	3 Month CME SOFR	Mar. 2025	2,136,150	27,175
9	3 Month CME SOFR	Jun. 2025	2,139,975	30,060
21	3 Month CME SOFR	Sep. 2025	5,002,200	54,995
21	3 Month CME SOFR	Dec. 2025	5,010,863	52,829
6	3 Month CME SOFR	Mar. 2026	1,433,550	3,514
6	3 Month CME SOFR	Jun. 2026	1,434,975	3,293
17	5 Year Euro-Bobl	Jun. 2024	2,112,320	23,305
8	5 Year U.S. Treasury Notes	Jun. 2024	837,938	22,803
38	10 Year Euro-Bund	Jun. 2024	5,275,212	90,957
26	10 Year U.S. Treasury Notes	Jun. 2024	2,793,375	80,590
32	British Pound Currency	Jun. 2024	2,501,400	33,405
113	Euro Currency	Jun. 2024	15,111,631	334,599
10	Euro Schatz Index	Jun. 2024	1,121,734	5,904

				763,429

				$206,825

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/02/24	SCB	AUD	375	$243,497	$243,081	$—	$(416)
British Pound,
Expiring 05/02/24	BOA	GBP	321	405,135	400,658	—	(4,477)
Expiring 05/02/24	CITI	GBP	1,083	1,346,909	1,353,039	6,130	—
Expiring 05/02/24	DB	GBP	300	379,808	374,906	—	(4,902)
Euro,
Expiring 05/02/24	JPM	EUR	11,090	11,862,919	11,836,033	—	(26,886)
Expiring 05/02/24	MSI	EUR	591	642,313	630,891	—	(11,422)
Expiring 05/02/24	MSI	EUR	200	215,161	213,457	—	(1,704)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/24	MSI	EUR	60	$65,615	$64,526	$—	$(1,089)
Expiring 06/04/24	HSBC	EUR	88	94,341	94,174	—	(167)
Japanese Yen,
Expiring 05/02/24	SCB	JPY	92,317	595,903	585,514	—	(10,389)
Expiring 07/19/24	DB	JPY	100,635	661,969	645,857	—	(16,112)
Expiring 07/19/24	GSI	JPY	36,828	246,308	236,356	—	(9,952)
Norwegian Krone,
Expiring 07/19/24	CITI	NOK	553	52,049	49,880	—	(2,169)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	280	70,458	69,014	—	(1,444)
South Korean Won,
Expiring 06/20/24	CITI	KRW	192,755	147,071	139,422	—	(7,649)
Swiss Franc,
Expiring 07/19/24	JPM	CHF	32	35,521	34,785	—	(736)

				$17,064,977	$16,971,593	6,130	(99,514)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/02/24	CITI	AUD	375	$245,027	$243,080	$1,947	$—
Expiring 06/04/24	SCB	AUD	375	243,737	243,329	408	—
British Pound,
Expiring 05/02/24	BNP	GBP	382	483,224	477,629	5,595	—
Expiring 05/02/24	BOA	GBP	295	369,937	368,308	1,629	—
Expiring 05/02/24	MSI	GBP	959	1,209,447	1,198,947	10,500	—
Expiring 05/02/24	UAG	GBP	67	84,731	83,720	1,011	—
Expiring 06/04/24	CITI	GBP	1,083	1,347,133	1,353,275	—	(6,142)
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	746	550,229	542,547	7,682	—
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	24,196	3,343,293	3,344,079	—	(786)
Colombian Peso,
Expiring 06/20/24	CITI	COP	273,723	68,727	69,228	—	(501)
Euro,
Expiring 05/02/24	BARC	EUR	473	504,767	504,630	137	—
Expiring 05/02/24	BNP	EUR	158	170,751	168,546	2,205	—
Expiring 05/02/24	JPM	EUR	11,014	11,947,916	11,754,986	192,930	—
Expiring 05/02/24	TD	EUR	297	316,285	316,744	—	(459)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/04/24	JPM	EUR	11,090	$11,878,910	$11,851,822	$27,088	$—
Expiring 06/04/24	SSB	EUR	68	72,257	72,231	26	—
Israeli Shekel,
Expiring 06/20/24	BNP	ILS	167	45,743	44,639	1,104	—
Japanese Yen,
Expiring 05/02/24	CITI	JPY	92,317	613,979	585,513	28,466	—
Expiring 06/04/24	SCB	JPY	92,317	598,915	588,514	10,401	—
Mexican Peso,
Expiring 06/20/24	MSI	MXN	4,858	287,105	281,308	5,797	—
Singapore Dollar,
Expiring 06/20/24	MSI	SGD	41	30,424	29,751	673	—

				$34,412,537	$34,122,826	297,599	(7,888)

						$303,729	$(107,402)

Credit default swap agreements outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		200	$46,733	$46,300	$433	GSI
China Development Bank	06/20/29	1.000%(Q)		205	(2,655)	(2,155)	(500)	JPM
Gazprom PAO	06/20/24	1.000%(Q)		134	3,557	3,677	(120)	HSBC
Gazprom PAO	06/20/24	1.000%(Q)		121	3,212	5,320	(2,108)	BARC
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(2,478)	(1,878)	(600)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(1,651)	2,252	(3,903)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(2,416)	(1,921)	(495)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		400	18,604	35,503	(16,899)	MSI

					$62,906	$87,098	$(24,192)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	06/20/29	1.000%(Q)		140	2.149%	$(6,837)	$(7,795)	$958	CITI
DP World PLC	12/20/24	1.000%(Q)		100	0.707%	302	60	242	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		110	0.139%	260	130	130	BNP
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	0.277%	1,259	(313)	1,572	DB
Kingdom of Spain	06/20/25	1.000%(Q)		1,000	0.072%	11,495	(2,098)	13,593	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		170	0.072%	1,954	(372)	2,326	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		15	0.072%	173	45	128	BARC
People’s Republic of China	06/20/29	1.000%(Q)		410	0.683%	6,348	5,238	1,110	JPM
Republic of Estonia	12/20/26	1.000%(Q)		50	0.347%	868	250	618	JPM
Republic of Italy	06/20/30	1.000%(Q)		100	0.794%	1,198	(1,766)	2,964	BARC
Republic of Panama	12/20/26	1.000%(Q)		45	1.045%	3	68	(65)	CITI
Republic of Poland	06/20/24	1.000%(Q)		145	0.204%	330	15	315	BNP
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	245	0.089%	135	(52)	187	BNP

						$17,488	$(6,590)	$24,078

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q	)	7,530	0.533%	$150,697	$167,196	$16,499

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

46

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreement:
EUR	435	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$4,400	$4,400

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/4.702%	$(2,290)	$ (119,181)	$ (116,891)
AUD	1,055	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/4.702%	(85,403)	(104,779)	(19,376)
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/4.702%	(9,253)	(11,574)	(2,321)
CAD	455	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/5.000%	3,478	(6,006)	(9,484)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/5.278%	379	(4,577)	(4,956)
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/5.000%	800	(1,160)	(1,960)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	315	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/5.000%	$(5,404)	$(5,494)	$(90)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/5.000%	(3,724)	(2,426)	1,298
CAD	295	12/03/51	2.800%(S)	3 Month CDOR(2)(S)/5.278%	(27,907)	(48,278)	(20,371)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/5.000%	(4,745)	(5,918)	(1,173)
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/1.450%	(182)	(2,347)	(2,165)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/1.450%	(412)	(6,633)	(6,221)
CHF	300	05/08/31	2.000%(A)	1 Day SARON(2)(A)/1.450%	15,082	19,877	4,795
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/1.450%	(196)	(2,255)	(2,059)
CHF	240	03/20/34	1.258%(A)	1 Day SARON(2)(A)/1.450%	—	802	802
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/1.450%	(19,094)	(23,073)	(3,979)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/6.500%	—	(3,472)	(3,472)
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	504	504
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(3)	708	711
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(1)	916	917
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(1)	938	939
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(5)	2,006	2,011
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	1,028	1,028
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	4	1,716	1,712

See Notes to Financial Statements.

48

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$(2)	$2,883	$2,885
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(4)	3,808	3,812
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	(70)	7,015	7,085
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	7,276	7,276
CNH	25,680	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	49,915	75,862	25,947
CNH	5,400	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	—	11,904	11,904
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/5.180%	—	(41,216)	(41,216)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/3.890%	(2,962)	(7,357)	(4,395)
EUR	25,850	07/24/24	3.693%(T)	1 Day EuroSTR(1)(T)/3.906%	—	286	286
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(234,255)	(234,255)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(144,734)	(144,734)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/3.906%	692	15,120	14,428
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/3.906%	—	5,145	5,145
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/3.795%	—	(59,730)	(59,730)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/3.906%	(121)	(71,953)	(71,832)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/3.906%	683	16,500	15,817

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/3.795%	$3,921	$(27,768)	$(31,689)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/3.795%	—	7,636	7,636
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/3.795%	(6,964)	(71,871)	(64,907)
EUR	530	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/3.906%	—	8,206	8,206
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/3.795%	—	(7,327)	(7,327)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/3.795%	—	24,881	24,881
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.825%	—	(25,826)	(25,826)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/3.795%	—	58,614	58,614
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.825%	—	(60,950)	(60,950)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/3.795%	—	64,001	64,001
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.825%	—	(67,066)	(67,066)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/3.795%	332	(5,591)	(5,923)
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.825%	(198)	5,884	6,082
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/3.795%	5,302	(28,255)	(33,557)
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/5.200%	(11,355)	(20,078)	(8,723)

See Notes to Financial Statements.

50

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/5.200%	$5,939	$8,715	$2,776
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/5.200%	(46,392)	(63,099)	(16,707)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/5.200%	(74,666)	(94,394)	(19,728)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/5.200%	45,495	(126,483)	(171,978)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/5.200%	(32,124)	(97,881)	(65,757)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/5.200%	(95,168)	(111,497)	(16,329)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/5.200%	76,745	89,975	13,230
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/5.200%	—	(27,632)	(27,632)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/5.200%	(3,545)	(37,992)	(34,447)
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/5.200%	(144,932)	(168,734)	(23,802)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/7.280%	—	(30,129)	(30,129)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/0.077%	—	157	157
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/0.077%	6	(8,921)	(8,927)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/0.077%	(430)	(3,643)	(3,213)
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/0.077%	(11,344)	(17,960)	(6,616)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/0.077%	—	(7,993)	(7,993)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/0.077%	4	(29,747)	(29,751)
JPY	60,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/0.077%	11,802	13,722	1,920
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/0.077%	23,074	25,452	2,378
JPY	60,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/0.077%	(15,976)	(21,049)	(5,073)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/0.077%	(9,141)	(52,807)	(43,666)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/0.077%	$(881)	$(11,714)	$(10,833)
JPY	115,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/0.077%	(56,743)	(53,100)	3,643
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/0.077%	(2,787)	(47,302)	(44,515)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/0.077%	(1,391)	(22,800)	(21,409)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/0.077%	(6)	(7,017)	(7,011)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/0.077%	114,742	120,351	5,609
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/0.077%	(23)	(10,380)	(10,357)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/0.077%	(11)	(13,593)	(13,582)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/0.077%	(104)	(21,101)	(20,997)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/0.077%	(17,659)	(28,896)	(11,237)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/0.077%	(128)	(4,058)	(3,930)
JPY	45,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/0.077%	(44,063)	(56,212)	(12,149)
JPY	38,600	07/08/45	0.350%(A)	1 Day TONAR(2)(A)/0.077%	(41,234)	(52,722)	(11,488)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/0.077%	(3,130)	(82,981)	(79,851)
JPY	75,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/0.077%	(90,370)	(110,199)	(19,829)
JPY	25,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/0.077%	(38,442)	(38,601)	(159)
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/0.077%	(24,859)	(52,129)	(27,270)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/0.077%	70,582	74,126	3,544
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	(1,328)	(1,328)
KRW	700,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.570%	(21,394)	(31,870)	(10,476)

See Notes to Financial Statements.

52

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/3.570%	$—	$(1,999)	$(1,999)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/3.570%	(8,428)	(45,784)	(37,356)
KRW	461,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/3.570%	(4,444)	(10,074)	(5,630)
KRW	300,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/3.570%	—	1,458	1,458
MXN	320	05/13/31	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/11.240%	378	1,154	776
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/4.890%	2,608	(10,188)	(12,796)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/5.630%	—	(9,723)	(9,723)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/5.870%	13,525	(17,578)	(31,103)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/5.870%	—	(38,670)	(38,670)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/3.884%	(2,935)	(26,293)	(23,358)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.509%	835	(17,025)	(17,860)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/2.486%	—	(366)	(366)
THB	16,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/2.486%	(35,218)	(42,177)	(6,959)
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/2.486%	—	(449)	(449)
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/2.486%	—	(1,832)	(1,832)
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.620%	—	7,246	7,246

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
TWD	8,480	07/21/33	1.410%(Q)	3 Month TAIBOR(1)(Q)/1.620%	$—	$12,994	$12,994
	11,440	07/30/24	5.159%(T)	1 Day SOFR(2)(T)/5.320%	—	(11,545)	(11,545)
	10,265	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/5.320%	—	(5,264)	(5,264)
	19,100	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/5.320%	—	(30,101)	(30,101)
	10,290	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/5.320%	—	2,690	2,690
	1,180	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/5.320%	193	(967)	(1,160)
	4,320	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/5.320%	—	(1,704)	(1,704)
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/5.320%	—	(4,999)	(4,999)
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.320%	—	14,049	14,049
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/5.320%	—	77,947	77,947
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/5.320%	—	36,847	36,847
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/5.320%	—	11,355	11,355
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/5.320%	—	19,857	19,857
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/5.320%	(417,536)	(477,139)	(59,603)
	240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/5.320%	—	242	242
	940	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/5.320%	412,098	466,885	54,787

					$(567,186)	$(2,192,253)	$(1,625,067)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$5,627	$—	$5,627	MSI

See Notes to Financial Statements.

54

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	$9,102	$—	$9,102	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	7,237	—	7,237	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.900%	13,107	—	13,107	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(1,936)	(8)	(1,928)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(4,887)	(6)	(4,881)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(583)	—	(583)	MSI
MYR	790	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(36)	(1)	(35)	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(222)	(2)	(220)	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/3.590%	(1,055)	(1)	(1,054)	GSI

					$26,354	$(18)	$26,372

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Total return swap agreements outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870%	DB	09/21/24	1,000	$8,457	$—	$8,457
U.S. Treasury Bond(T)	1 Day USOIS -22bps(T)/ 5.110%	JPM	06/07/24	630	(32,498)	—	(32,498)

					$(24,041)	$—	$(24,041)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$98,858	$(18,368)	$68,106	$(65,889)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPS	$254,926	$1,417,637

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

56

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$7,427,471	$—
Ireland	—	1,538,449	—
Spain	—	—	41,157
United Kingdom	—	500,105	—
United States	—	2,493,979	—
Commercial Mortgage-Backed Securities
Canada	—	11,572	—
Ireland	—	101,117	—
United Kingdom	—	343,839	—
United States	—	5,210,446	—
Corporate Bonds
Brazil	—	591,135	—
Bulgaria	—	285,443	—
Canada	—	1,852,534	—
China	—	1,815,891	—
France	—	2,421,222	—
Germany	—	1,140,217	—
Hong Kong	—	329,192	—
Hungary	—	190,322	—
India	—	494,329	—
Indonesia	—	191,849	—
Israel	—	162,125	—
Italy	—	516,902	—
Jamaica	—	203,385	1,153
Japan	—	191,941	—
Luxembourg	—	566,105	—
Malta	—	209,673	—
Mexico	—	1,056,600	—
Netherlands	—	491,074	—
Norway	—	154,383	—
Peru	—	20,543	—
Philippines	—	400,532	—
Poland	—	102,651	—
Portugal	—	115,807	—
Saudi Arabia	—	287,062	—
Slovenia	—	256,598	—
South Africa	—	567,000	—
Spain	—	662,904	—
Supranational Bank	—	426,615	—
Switzerland	—	804,448	—
United Arab Emirates	—	1,217,667	—
United Kingdom	—	2,887,736	—
United States	—	18,954,386	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Floating Rate and Other Loans
Jamaica	$—	$9,620	$—
United States	—	37,773	—
Municipal Bonds
Puerto Rico	—	291,920	—
Residential Mortgage-Backed Securities
United States	—	2,141,811	—
Sovereign Bonds
Andorra	—	178,905	—
Austria	—	217,140	—
Brazil	—	666,254	—
Bulgaria	—	272,103	—
Canada	—	122,129	—
Chile	—	110,992	—
China	—	909,425	—
Colombia	—	840,366	—
Croatia	—	455,361	—
Cyprus	—	708,696	—
Denmark	—	22,295	—
Egypt	—	170,485	—
Estonia	—	221,911	—
France	—	145,326	—
Greece	—	2,257,646	—
Hong Kong	—	140,870	—
Hungary	—	334,282	—
Iceland	—	93,616	—
India	—	137,436	—
Indonesia	—	912,322	—
Israel	—	406,359	—
Italy	—	2,200,592	—
Kazakhstan	—	198,566	—
Latvia	—	265,509	—
Lithuania	—	184,359	—
Mexico	—	363,248	—
New Zealand	—	50,804	—
Panama	—	342,475	—
Peru	—	432,557	—
Philippines	—	537,702	—
Portugal	—	766,487	—
Romania	—	525,679	—
Saudi Arabia	—	342,007	—
Serbia	—	713,370	—
Singapore	—	26,219	—
Slovakia	—	170,404	—
Slovenia	—	260,506	—
Spain	—	1,225,708	—

See Notes to Financial Statements.

58

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
United Kingdom	$—	$256,390	$—
Uruguay	—	38,828	—
U.S. Government Agency Obligations	—	135,056	—
U.S. Treasury Obligations	—	1,434,949	—
Common Stock
Jamaica	—	—	21,285
Preferred Stock
Jamaica	—	—	18,677
Short-Term Investment
Affiliated Mutual Fund	1,876,842	—	—

Total	$1,876,842	$79,471,707	$82,272

Other Financial Instruments*
Assets
Futures Contracts	$763,429	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	303,729	—
Centrally Cleared Credit Default Swap Agreement	—	16,499	—
OTC Credit Default Swap Agreements	—	96,431	—
Centrally Cleared Inflation Swap Agreement	—	4,400	—
Centrally Cleared Interest Rate Swap Agreements	—	552,227	—
OTC Interest Rate Swap Agreements	—	35,073	—
OTC Total Return Swap Agreement	—	8,457	—

Total	$763,429	$1,016,816	$—

Liabilities
Futures Contracts	$(556,604)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(107,402)	—
OTC Credit Default Swap Agreements	—	(16,037)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,177,294)	—
OTC Interest Rate Swap Agreements	—	(8,719)	—
OTC Total Return Swap Agreement	—	(32,498)	—

Total	$(556,604)	$(2,341,950)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Sovereign Bonds	22.0%
Banks	17.4
Collateralized Loan Obligations	10.8
Commercial Mortgage-Backed Securities	6.8
Electric	3.5
Residential Mortgage-Backed Securities	2.6
Telecommunications	2.5
Oil & Gas	2.4
Affiliated Mutual Fund	2.3
Automobiles	2.0
Pipelines	1.8
U.S. Treasury Obligations	1.7
Media	1.4
Real Estate	1.3
Auto Manufacturers	1.3
Real Estate Investment Trusts (REITs)	1.2
Diversified Financial Services	1.1
Foods	1.1
Commercial Services	1.0
Transportation	0.9
Insurance	0.8
Consumer Loans	0.8
Investment Companies	0.7
Electronics	0.7
Engineering & Construction	0.7
Credit Cards	0.6
Building Materials	0.6
Healthcare-Products	0.6
Multi-National	0.5
Entertainment	0.5
Aerospace & Defense	0.5
Semiconductors	0.4
Home Builders	0.4

Packaging & Containers	0.4%
Airlines	0.4
Internet	0.4
Municipal Bonds	0.4
Retail	0.3
Pharmaceuticals	0.3
Apparel	0.3
Machinery-Diversified	0.3
Gas	0.3
Home Equity Loans	0.3
Agriculture	0.2
Auto Parts & Equipment	0.2
Healthcare-Services	0.2
Lodging	0.2
U.S. Government Agency Obligations	0.2
Beverages	0.2
Chemicals	0.2
Leisure Time	0.1
Iron/Steel	0.1
Software	0.1
Mining	0.1
Office/Business Equipment	0.1
Coal	0.1
Wireless Telecommunication Services	0.0 *

98.3
Other assets in excess of liabilities	1.7

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

60

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$16,499	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	98,858		Premiums received for OTC swap agreements	18,350
Credit contracts	Unrealized appreciation on OTC swap agreements	24,576		Unrealized depreciation on OTC swap agreements	24,690
Foreign exchange contracts	Due from/to broker-variation margin futures	368,004	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	303,729		Unrealized depreciation on OTC forward foreign currency exchange contracts	107,402
Interest rate contracts	Due from/to broker-variation margin futures	395,425	*	Due from/to broker-variation margin futures	556,604	*
Interest rate contracts	Due from/to broker-variation margin swaps	556,627	*	Due from/to broker-variation margin swaps	2,177,294	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	18
Interest rate contracts	Unrealized appreciation on OTC swap agreements	43,530		Unrealized depreciation on OTC swap agreements	41,199

		$1,807,248			$2,925,557

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$953,600
Foreign exchange contracts	(114,613)	(98,556)	—
Interest rate contracts	(134,819)	—	(49,560)

Total	$(249,432)	$(98,556)	$904,040

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$192,218
Foreign exchange contracts	30,263	115,800	—
Interest rate contracts	(245,338)	—	621,600

Total	$(215,075)	$115,800	$813,818

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$26,939,091

Futures Contracts - Short Positions (1)	47,546,832

Forward Foreign Currency Exchange Contracts - Purchased (2)	14,876,342

Forward Foreign Currency Exchange Contracts - Sold (2)	31,158,828

Interest Rate Swap Agreements (1)	137,663,058

Credit Default Swap Agreements - Buy Protection (1)	1,048,140

Credit Default Swap Agreements - Sell Protection (1)	15,493,795

Currency Swap Agreements (1)	32,239

Total Return Swap Agreements (1)	1,636,667

Inflation Swap Agreements (1)	311,446

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$8,896	$(7,734)	$1,162	$—	$1,162
BNP	19,615	(3,955)	15,660	—	15,660
BOA	17,548	(6,947)	10,601	—	10,601
CITI	37,569	(24,543)	13,026	—	13,026
DB	10,029	(21,327)	(11,298)	—	(11,298)

See Notes to Financial Statements.

62

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$46,733	$(11,007)	$35,726	$—	$35,726
HSBC	3,677	(5,960)	(2,283)	—	(2,283)
JPM	227,234	(65,253)	161,981	—	161,981
MSI	74,439	(33,669)	40,770	—	40,770
SCB	23,916	(10,805)	13,111	—	13,111
SSB	26	—	26	—	26
TD	—	(459)	(459)	—	(459)
UAG	1,011	—	1,011	—	1,011

	$470,693	$(191,659)	$279,034	$—	$279,034

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 63

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $87,572,187)	$79,553,979
Affiliated investments (cost $1,876,842)	1,876,842
Foreign currency, at value (cost $67,090)	66,346
Dividends and interest receivable	720,860
Receivable for investments sold	388,051
Unrealized appreciation on OTC forward foreign currency exchange contracts	303,729
Deposit with broker for centrally cleared/exchange-traded derivatives	254,926
Receivable for Fund shares sold	248,573
Premiums paid for OTC swap agreements	98,858
Unrealized appreciation on OTC swap agreements	68,106
Due from broker—variation margin futures	66,765
Due from broker—variation margin swaps	5,600
Prepaid expenses	425

Total Assets	83,653,060

Liabilities
Payable for investments purchased	294,007
Payable for Fund shares purchased	144,849
Unrealized depreciation on OTC forward foreign currency exchange contracts	107,402
Unrealized depreciation on OTC swap agreements	65,889
Dividends payable	62,323
Accrued expenses and other liabilities	33,760
Audit fees payable	22,613
Management fee payable	18,405
Premiums received for OTC swap agreements	18,368
Custodian and accounting fee payable	13,236
Affiliated transfer agent fee payable	918
Directors’ fees payable	728
Distribution fee payable	157

Total Liabilities	782,655

Net Assets	$82,870,405

Net assets were comprised of:
Common stock, at par	$99,473
Paid-in capital in excess of par	96,869,524
Total distributable earnings (loss)	(14,098,592)

Net assets, April 30, 2024	$82,870,405

See Notes to Financial Statements.

64

Class A
Net asset value, offering price and redemption price per share, ($588,475 ÷ 70,648 shares of common stock issued and outstanding)	$8.33
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.61

Class C
Net asset value, offering price and redemption price per share, ($46,810 ÷ 5,623 shares of common stock issued and outstanding)	$8.32

Class Z
Net asset value, offering price and redemption price per share, ($14,732,485 ÷ 1,769,536 shares of common stock issued and outstanding)	$8.33

Class R6
Net asset value, offering price and redemption price per share, ($67,502,635 ÷ 8,101,465 shares of common stock issued and outstanding)	$8.33

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 65

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Interest income	$2,312,895
Affiliated dividend income	33,708
Unaffiliated dividend income	22,816
Income from securities lending, net (including affiliated income of $459)	468

Total income	2,369,887

Expenses
Management fee	251,527
Distribution fee(a)	936
Custodian and accounting fees	26,301
Audit fee	22,613
Professional fees	21,355
Registration fees(a)	16,994
Shareholders’ reports	16,965
Transfer agent’s fees and expenses (including affiliated expense of $3,063)(a)	10,804
Fund data services	10,759
Directors’ fees	5,454
Miscellaneous	13,024

Total expenses	396,732
Less: Fee waiver and/or expense reimbursement(a)	(91,143)

Net expenses	305,589

Net investment income (loss)	2,064,298

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $99)	(2,103,314)
Futures transactions	(249,432)
Forward currency contract transactions	(98,556)
Swap agreement transactions	904,040
Foreign currency transactions	(464,387)

(2,011,649)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(26))	6,971,157
Futures	(215,075)
Forward currency contracts	115,800
Swap agreements	813,818
Foreign currencies	32,193

7,717,893

Net gain (loss) on investment and foreign currency transactions	5,706,244

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,770,542

See Notes to Financial Statements.

66

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	667	269	—	—
Registration fees	3,528	2,983	5,957	4,526
Transfer agent’s fees and expenses	682	187	6,745	3,190
Fee waiver and/or expense reimbursement	(4,427)	(3,192)	(18,075)	(65,449)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 67

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,064,298	$3,417,833
Net realized gain (loss) on investment and foreign currency transactions	(2,011,649)	(1,439,046)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,717,893	2,301,905

Net increase (decrease) in net assets resulting from operations	7,770,542	4,280,692

Dividends and Distributions
Distributions from distributable earnings
Class A	(10,514)	(20,492)
Class C	(870)	(2,273)
Class Z	(276,587)	(295,803)
Class R6	(1,859,538)	(3,808,260)

	(2,147,509)	(4,126,828)

Tax return of capital distributions
Class A	—	(1,739)
Class C	—	(193)
Class Z	—	(25,095)
Class R6	—	(323,086)

	—	(350,113)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,420,323	42,782,589
Net asset value of shares issued in reinvestment of dividends and distributions	1,902,264	4,476,015
Cost of shares purchased	(39,268,845)	(24,605,971)

Net increase (decrease) in net assets from Fund share transactions	(19,946,258)	22,652,633

Total increase (decrease)	(14,323,225)	22,456,384

Net Assets:

Beginning of period	97,193,630	74,737,246

End of period	$82,870,405	$97,193,630

See Notes to Financial Statements.

68

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.90		$7.85		$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29		0.20	0.15	0.21	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		0.16		(2.03)	(0.27)	0.30	1.33
Total from investment operations	0.59		0.45		(1.83)	(0.12)	0.51	1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.37)		(0.35)	(0.26)	(0.28)	(0.56)
Tax return of capital distributions	-		(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-		-	-	(0.11)	-
Total dividends and distributions	(0.16)		(0.40)		(0.35)	(0.26)	(0.53)	(0.56)
Net asset value, end of period	$8.33		$7.90		$7.85	$10.03	$10.41	$10.43
Total Return(b):	7.53%		5.69%		(18.63)%	(1.22)%	5.12%	16.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$588		$469		$465	$841	$729	$2,036
Average net assets (000)	$536		$451		$570	$825	$1,716	$234
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.90	%(d)(e)	0.89	%(e)	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	2.56	%(d)	2.76%		3.10%	2.96%	2.30%	8.27%
Net investment income (loss)	3.79	%(d)	3.64%		2.27%	1.48%	2.03%	1.69%
Portfolio turnover rate(f)	19%		20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 69

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.89		$7.85		$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23		0.14	0.08	0.12	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		0.15		(2.04)	(0.28)	0.31	1.27
Total from investment operations	0.56		0.38		(1.90)	(0.20)	0.43	1.44
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.31)		(0.28)	(0.18)	(0.20)	(0.49)
Tax return of capital distributions	-		(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-		-	-	(0.11)	-
Total dividends and distributions	(0.13)		(0.34)		(0.28)	(0.18)	(0.45)	(0.49)
Net asset value, end of period	$8.32		$7.89		$7.85	$10.03	$10.41	$10.43
Total Return(b):	7.26%		4.77%		(19.24)%	(1.96)%	4.32%	15.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47		$58		$119	$139	$162	$39
Average net assets (000)	$54		$59		$166	$150	$85	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.65	%(d)(e)	1.64	%(e)	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	13.52	%(d)	12.14%		7.58%	10.05%	15.56%	97.66%
Net investment income (loss)	3.06	%(d)	2.89%		1.54%	0.74%	1.15%	1.70%
Portfolio turnover rate(f)	19%		20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Class Z Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.89		$7.85		$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.31		0.23	0.17	0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		0.15		(2.04)	(0.27)	0.32	1.36
Total from investment operations	0.61		0.46		(1.81)	(0.10)	0.54	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.39)		(0.37)	(0.28)	(0.31)	(0.59)
Tax return of capital distributions	-		(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-		-	-	(0.11)	-
Total dividends and distributions	(0.17)		(0.42)		(0.37)	(0.28)	(0.56)	(0.59)
Net asset value, end of period	$8.33		$7.89		$7.85	$10.03	$10.41	$10.43
Total Return(b):	7.80%		5.82%		(18.42)%	(0.98)%	5.37%	16.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,732		$10,693		$5,442	$10,982	$8,864	$3,854
Average net assets (000)	$13,296		$6,320		$7,255	$17,287	$6,563	$1,214
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)(e)	0.64	%(e)	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.92	%(d)	1.03%		1.12%	1.09%	1.56%	3.11%
Net investment income (loss)	4.04	%(d)	3.88%		2.53%	1.65%	2.17%	1.72%
Portfolio turnover rate(f)	19%		20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 71

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.90		$7.85		$10.04	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32		0.24	0.18	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		0.15		(2.06)	(0.26)	0.31	1.28
Total from investment operations	0.61		0.47		(1.82)	(0.08)	0.54	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.39)		(0.37)	(0.29)	(0.31)	(0.59)
Tax return of capital distributions	-		(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-		-	-	(0.11)	-
Total dividends and distributions	(0.18)		(0.42)		(0.37)	(0.29)	(0.56)	(0.59)
Net asset value, end of period	$8.33		$7.90		$7.85	$10.04	$10.41	$10.43
Total Return(b):	7.69%		6.01%		(18.47)%	(0.82)%	5.42%	16.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,503		$85,974		$68,712	$62,187	$30,314	$28,565
Average net assets (000)	$87,277		$79,863		$73,367	$37,302	$29,230	$26,482
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60	%(d)(e)	0.59	%(e)	0.58%	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.75	%(d)	0.80%		0.76%	0.89%	1.19%	1.49%
Net investment income (loss)	4.12	%(d)	3.95%		2.69%	1.74%	2.25%	2.66%
Portfolio turnover rate(f)	19%		20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Global Total Return (USD Hedged) Fund 73

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued

74

using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Global Total Return (USD Hedged) Fund 75

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of

76

the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

PGIM Global Total Return (USD Hedged) Fund 77

Notes to Financial Statements (unaudited) (continued)

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

78

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

PGIM Global Total Return (USD Hedged) Fund 79

Notes to Financial Statements (unaudited) (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

80

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events

PGIM Global Total Return (USD Hedged) Fund 81

Notes to Financial Statements (unaudited) (continued)

applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the

82

financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in

PGIM Global Total Return (USD Hedged) Fund 83

Notes to Financial Statements (unaudited) (continued)

excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% on average daily net assets up to $2 billion;	0.50%
0.485% of average daily net assets over $ 2 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

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Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.88%

C	1.63

Z	0.63
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2024, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Global Total Return (USD Hedged) Fund 85

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$13,527,079	$22,532,285

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2024, is presented as follows:

86

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)

$1,547,455	$14,203,345	$13,873,958	$ —	$ —	$1,876,842	1,876,842	$33,708

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)

262,686	739,120	1,001,879	(26)	99	—	—	459	(2)

$1,810,141	$14,942,465	$14,875,837	$(26)	$99	$1,876,842		$34,167

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$89,126,182	$2,430,126	$(11,243,796)	$(8,813,670)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,794,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of

PGIM Global Total Return (USD Hedged) Fund 87

Notes to Financial Statements (unaudited) (continued)

Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

C	300,000,000

Z	600,000,000

R6	400,000,000

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

C	1,247	22.2%

Z	2,787	0.2

R6	2,352,273	29.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	2	23.6%

Unaffiliated	1	64.0

88

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	12,703	$105,958

Shares issued in reinvestment of dividends and distributions	1,254	10,512

Shares purchased	(2,641)	(22,059)

Net increase (decrease) in shares outstanding	11,316	$94,411

Year ended October 31, 2023:

Shares sold	9,440	$76,719

Shares issued in reinvestment of dividends and distributions	2,751	22,230

Shares purchased	(12,058)	(97,613)

Net increase (decrease) in shares outstanding	133	$1,336

Class C

Six months ended April 30, 2024:

Shares sold	467	$3,900

Shares issued in reinvestment of dividends and distributions	98	818

Shares purchased	(2,342)	(19,721)

Net increase (decrease) in shares outstanding	(1,777)	$(15,003)

Year ended October 31, 2023:

Shares sold	965	$7,774

Shares issued in reinvestment of dividends and distributions	305	2,466

Shares purchased	(8,972)	(70,532)

Net increase (decrease) in shares outstanding	(7,702)	$(60,292)

Class Z

Six months ended April 30, 2024:

Shares sold	469,369	$3,907,379

Shares issued in reinvestment of dividends and distributions	32,995	276,534

Shares purchased	(87,415)	(729,366)

Net increase (decrease) in shares outstanding	414,949	$3,454,547

Year ended October 31, 2023:

Shares sold	774,874	$6,289,087

Shares issued in reinvestment of dividends and distributions	39,795	320,757

Shares purchased	(153,572)	(1,240,474)

Net increase (decrease) in shares outstanding before conversion	661,097	5,369,370

Shares issued upon conversion from other share class(es)	27	218

Net increase (decrease) in shares outstanding	661,124	$5,369,588

PGIM Global Total Return (USD Hedged) Fund 89

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2024:

Shares sold	1,604,299	$13,403,086

Shares issued in reinvestment of dividends and distributions	192,639	1,614,400

Shares purchased	(4,578,449)	(38,497,699)

Net increase (decrease) in shares outstanding	(2,781,511)	$(23,480,213)

Year ended October 31, 2023:

Shares sold	4,494,847	$36,409,009

Shares issued in reinvestment of dividends and distributions	510,799	4,130,562

Shares purchased	(2,872,277)	(23,197,352)

Net increase (decrease) in shares outstanding before conversion	2,133,369	17,342,219

Shares purchased upon conversion into other share class(es)	(27)	(218)

Net increase (decrease) in shares outstanding	2,133,342	$17,342,001

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

90

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $7,673,400, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $9,714,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM Global Total Return (USD Hedged) Fund 91

Notes to Financial Statements (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S.

92

issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and

PGIM Global Total Return (USD Hedged) Fund 93

Notes to Financial Statements (unaudited) (continued)

become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

94

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the

PGIM Global Total Return (USD Hedged) Fund 95

Notes to Financial Statements (unaudited) (continued)

Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

96

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Total Return (USD Hedged) Fund 97

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec. gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C.Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PHEAX	PHECX	PHEZX	PHEQX

CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of     1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2024